John Hancock

Seaport Long/Short Fund

Quarterly portfolio holdings 7/31/19

Fund’s investments

As of 7-31-19 (unaudited)

	Shares	Value
Common stocks 59.3%		$449,582,035
(Cost $399,256,935)
Communication services 3.4%		25,805,289

Diversified telecommunication services 0.7%
Bandwidth, Inc., Class A (A)	6,300	469,350
China Tower Corp., Ltd., H Shares (B)	3,076,704	795,168
China Unicom Hong Kong, Ltd.	3,187,000	3,104,949
ORBCOMM, Inc. (A)	96,123	563,281
Entertainment 0.9%
Netflix, Inc. (A)	4,823	1,557,781
Nexon Company, Ltd. (A)	113,564	1,797,546
Sciplay Corp., Class A (A)	10,100	105,343
Sea, Ltd., ADR (A)	8,744	306,914
Spotify Technology SA (A)	20,693	3,206,173
Interactive media and services 1.5%
Facebook, Inc., Class A (A)	383	74,390
Pinterest, Inc., Class A (A)	101,993	2,956,777
Tencent Holdings, Ltd.	109,717	5,112,040
Yandex NV, Class A (A)	80,422	3,154,151
Media 0.1%
Megacable Holdings SAB de CV	180,100	763,960
Wireless telecommunication services 0.2%
Millicom International Cellular SA	35,766	1,837,466
Consumer discretionary 6.0%		45,287,908

Automobiles 0.7%
Great Wall Motor Company, Ltd., H Shares	2,037,000	1,379,890
Guangzhou Automobile Group Company, Ltd., H Shares	1,814,000	1,844,374
SAIC Motor Corp., Ltd., Class A	423,900	1,520,763
Winnebago Industries, Inc.	14,156	570,487
Diversified consumer services 0.3%
Chegg, Inc. (A)	16,049	720,921
Hope Education Group Company, Ltd. (B)	9,548,835	1,530,844
Hotels, restaurants and leisure 0.4%
Marriott Vacations Worldwide Corp.	31,652	3,235,784
Planet Fitness, Inc., Class A (A)	1,341	105,483
Household durables 0.9%
Cavco Industries, Inc. (A)	1,738	308,234
Haier Electronics Group Company, Ltd.	1,057,015	2,484,285
Kaufman & Broad SA	19,836	814,508
Skyline Champion Corp. (A)	108,323	3,087,206
Internet and direct marketing retail 2.0%
Alibaba Group Holding, Ltd., ADR (A)(C)	32,123	5,560,813
Amazon.com, Inc. (A)(C)	2,506	4,678,151
Delivery Hero SE (A)(B)	11,031	529,877
Expedia Group, Inc.	22,903	3,040,144
Just Eat PLC (A)	111,185	1,022,902
Leisure products 0.1%
BRP, Inc.	25,087	883,690
Specialty retail 0.4%
Burlington Stores, Inc. (A)	15,327	2,770,355

2 JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Consumer discretionary (continued)
Textiles, apparel and luxury goods 1.2%
Carter’s, Inc.	42,577	$3,960,513
NIKE, Inc., Class B	20,177	1,735,827
Under Armour, Inc., Class A (A)	151,836	3,502,857
Consumer staples 0.6%		4,371,029

Beverages 0.3%
Monster Beverage Corp. (A)	33,361	2,150,784
Food products 0.3%
Adecoagro SA (A)	102,696	693,198
Lamb Weston Holdings, Inc.	22,751	1,527,047
Energy 1.7%		12,887,224

Energy equipment and services 0.5%
Schlumberger, Ltd.	56,338	2,251,830
Tenaris SA, ADR	61,021	1,524,305
Trican Well Service, Ltd. (A)	246,854	181,428
Oil, gas and consumable fuels 1.2%
Alta Mesa Resources, Inc., Class A (A)(C)	73,024	10,954
Cameco Corp.	75,984	698,293
Kimbell Royalty Partners LP	143,758	2,307,316
NAC Kazatomprom JSC, GDR	103,085	1,573,376
NuStar Energy LP	53,978	1,565,362
Viper Energy Partners LP (C)	86,000	2,774,360
Financials 12.5%		95,046,594

Banks 4.9%
Atlantic Union Bankshares Corp.	11,705	445,141
Banc of California, Inc.	13,685	213,897
Bank Mandiri Persero Tbk PT	3,322,600	1,869,275
Bank of Baroda (A)	447,687	690,091
BAWAG Group AG (A)(B)	21,300	846,496
BOK Financial Corp.	10,290	861,067
CenterState Bank Corp.	7,686	186,924
China Merchants Bank Company, Ltd., H Shares	194,500	963,533
CIMB Group Holdings BHD	925,100	1,135,140
Citizens Financial Group, Inc.	21,942	817,559
Erste Group Bank AG (A)	21,851	784,292
Halyk Savings Bank of Kazakhstan JSC, GDR	4,456	62,384
Hancock Whitney Corp.	9,988	414,702
HDFC Bank, Ltd.	51,125	1,666,156
HDFC Bank, Ltd., ADR	15,828	1,819,903
IBERIABANK Corp.	7,026	552,033
ICICI Bank, Ltd.	170,565	1,052,623
ICICI Bank, Ltd., ADR	44,025	537,545
Independent Bank Group, Inc.	13,847	786,648
ING Groep NV	160,110	1,776,539
Intesa Sanpaolo SpA	533,922	1,158,027
Mitsubishi UFJ Financial Group, Inc., ADR	289,425	1,438,442
Nedbank Group, Ltd.	69,046	1,153,749
Nova Ljubljanska Banka DD, GDR (B)	68,052	841,609
Resona Holdings, Inc.	172,100	701,592
Sberbank of Russia PJSC, ADR	97,200	1,450,224
Standard Chartered PLC	146,287	1,203,898

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND 3

	Shares	Value
Financials (continued)
Banks (continued)
SVB Financial Group (A)	10,770	$2,498,317
Synovus Financial Corp.	10,201	389,372
TCS Group Holding PLC, GDR	19,526	388,958
The Bank of NT Butterfield & Son, Ltd.	17,125	538,239
UniCredit SpA	212,013	2,496,350
United Bank, Ltd., GDR	9,243	59,155
Van Lanschot Kempen NV	93,214	1,903,342
Western Alliance Bancorp (A)	7,468	369,218
Wintrust Financial Corp.	22,685	1,622,885
Zions Bancorp NA	35,366	1,593,946
Capital markets 2.3%
Banca Generali SpA	24,416	710,870
Blucora, Inc. (A)	55,697	1,667,568
Edelweiss Financial Services, Ltd.	757,108	1,608,397
Fairfax India Holdings Corp. (A)(B)	329,243	4,197,848
London Stock Exchange Group PLC	24,519	1,969,165
Sanne Group PLC	204,788	1,368,343
Solar Capital, Ltd.	40,683	844,579
TD Ameritrade Holding Corp. (C)	39,906	2,039,197
The Blackstone Group, Inc., Class A	35,340	1,695,613
UBS Group AG (A)	122,852	1,372,257
Consumer finance 1.1%
Acom Company, Ltd.	127,600	450,742
American Express Company	13,703	1,704,242
OneMain Holdings, Inc.	31,593	1,309,530
PRA Group, Inc. (A)	15,500	482,515
Qudian, Inc., ADR (A)	68,026	621,758
SLM Corp.	101,033	920,411
Synchrony Financial	70,737	2,538,044
Diversified financial services 0.6%
AXA Equitable Holdings, Inc.	56,559	1,271,446
ECN Capital Corp.	83,839	300,469
FirstRand, Ltd.	162,002	693,177
KBC Ancora	20,433	874,098
Voya Financial, Inc.	22,150	1,244,166
Insurance 3.4%
Ageas	38,840	2,085,182
AIA Group, Ltd.	392,200	4,014,466
American International Group, Inc.	1,500	83,985
Assurant, Inc.	21,136	2,395,977
Athene Holding, Ltd., Class A (A)	71,391	2,917,036
AXA SA	63,520	1,599,957
Intact Financial Corp.	69,210	6,451,140
Ping An Insurance Group Company of China, Ltd., H Shares	192,000	2,262,875
ProSight Global, Inc. (A)	12,700	216,535
Sony Financial Holdings, Inc.	13,120	317,857
The Hartford Financial Services Group, Inc.	29,829	1,719,045
Trupanion, Inc. (A)	66,002	2,122,624
Mortgage real estate investment trusts 0.0%
Redwood Trust, Inc.	20,600	348,552
Thrifts and mortgage finance 0.2%
NMI Holdings, Inc., Class A (A)	24,756	615,929

4 JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Thrifts and mortgage finance (continued)
PNB Housing Finance, Ltd. (B)	70,364	$721,728
Health care 16.4%		124,713,326

Biotechnology 4.9%
Aimmune Therapeutics, Inc. (A)	21,158	407,292
Alder Biopharmaceuticals, Inc. (A)	177,748	1,798,810
Alkermes PLC (A)	36,427	843,649
Alnylam Pharmaceuticals, Inc. (A)	2,555	198,242
Arcus Biosciences, Inc. (A)	61,461	486,157
Arena Pharmaceuticals, Inc. (A)	20,230	1,268,016
Assembly Biosciences, Inc. (A)	25,517	318,963
BeiGene, Ltd., ADR (A)	16,838	2,312,531
Blueprint Medicines Corp. (A)	1,591	159,339
Clementia Pharmaceuticals, Inc. (A)(D)	9,185	12,400
Coherus Biosciences, Inc. (A)	122,194	2,055,303
Cyclerion Therapeutics, Inc. (A)	10,043	93,299
Exact Sciences Corp. (A)	12,396	1,426,904
Five Prime Therapeutics, Inc. (A)	23,632	120,760
G1 Therapeutics, Inc. (A)	77,816	1,930,615
Galapagos NV (A)	20,367	3,533,884
Genmab A/S (A)	11,009	2,038,932
Genus PLC	36,913	1,184,954
GlycoMimetics, Inc. (A)	75,702	698,729
Heron Therapeutics, Inc. (A)	35,894	625,991
Invitae Corp. (A)	37,254	1,001,760
Ironwood Pharmaceuticals, Inc. (A)	111,098	1,180,972
Jinyu Bio-Technology Company, Ltd., Class A	1,217,272	2,707,285
Jounce Therapeutics, Inc. (A)	36,467	174,677
Karyopharm Therapeutics, Inc. (A)	64,475	568,025
Momenta Pharmaceuticals, Inc. (A)	119,698	1,352,587
Myovant Sciences, Ltd. (A)	75,795	545,724
ObsEva SA (A)	455	4,090
Portola Pharmaceuticals, Inc. (A)	13,318	355,324
Prothena Corp. PLC (A)	2,173	20,339
Ra Pharmaceuticals, Inc. (A)	76,970	2,620,059
Radius Health, Inc. (A)	25,454	546,243
Rigel Pharmaceuticals, Inc. (A)	202,690	462,133
The Medicines Company (A)	44,818	1,606,277
UroGen Pharma, Ltd. (A)	28,690	978,329
Zai Lab, Ltd., ADR (A)	51,449	1,652,542
Zealand Pharma A/S, ADR (A)	15,834	356,265
Health care equipment and supplies 3.4%
Abbott Laboratories	17,608	1,533,657
Alcon, Inc. (A)	10,578	612,568
AtriCure, Inc. (A)	34,846	1,117,860
Baxter International, Inc.	22,979	1,929,547
Boston Scientific Corp. (A)	17,307	734,855
Cardiovascular Systems, Inc. (A)	23,425	1,073,568
Danaher Corp.	13,308	1,869,774
Edwards Lifesciences Corp. (A)	14,779	3,145,710
Haemonetics Corp. (A)	25,204	3,076,904
Hill-Rom Holdings, Inc.	8,294	884,472
Insulet Corp. (A)	12,329	1,515,727

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND 5

	Shares	Value
Health care (continued)
Health care equipment and supplies (continued)
Intuitive Surgical, Inc. (A)	3,017	$1,567,362
Koninklijke Philips NV	2,960	138,856
Merit Medical Systems, Inc. (A)	12,865	507,653
NuVasive, Inc. (A)	7,532	501,631
Penumbra, Inc. (A)	13,820	2,316,232
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	304,000	289,822
Smith & Nephew PLC	40,307	912,502
STERIS PLC	8,930	1,329,320
Teleflex, Inc.	3,000	1,019,220
Health care providers and services 1.4%
Acadia Healthcare Company, Inc. (A)	18,415	588,175
Anthem, Inc.	4,822	1,420,609
Fresenius SE & Company KGaA	8,758	437,614
Guardant Health, Inc. (A)	1,200	112,788
Humana, Inc.	627	186,062
Japan Lifeline Company, Ltd.	46,800	823,694
R1 RCM, Inc. (A)	82,466	1,037,422
Universal Health Services, Inc., Class B	23,382	3,527,409
WellCare Health Plans, Inc. (A)	9,051	2,599,900
Health care technology 0.4%
Health Catalyst, Inc. (A)	800	35,400
HMS Holdings Corp. (A)	26,853	937,170
Livongo Health, Inc. (A)	800	35,400
Omnicell, Inc. (A)	13,350	1,004,054
Phreesia, Inc. (A)	1,400	38,262
Teladoc Health, Inc. (A)	10,570	721,297
Life sciences tools and services 1.1%
Adaptive Biotechnologies Corp. (A)	2,000	77,100
Agilent Technologies, Inc.	26,850	1,863,659
Avantor, Inc. (A)	53,100	934,029
Bio-Techne Corp.	3,356	705,263
Frontage Holdings Corp. (A)(B)	104,000	45,037
ICON PLC (A)	5,677	886,577
PRA Health Sciences, Inc. (A)	8,008	800,079
Tecan Group AG	3,877	985,023
WuXi AppTec Company, Ltd., H Shares (B)	215,180	1,987,920
Pharmaceuticals 5.2%
Amneal Pharmaceuticals, Inc. (A)	74,632	273,153
AstraZeneca PLC	75,377	6,512,106
Bristol-Myers Squibb Company	15,629	694,084
Chugai Pharmaceutical Company, Ltd.	18,684	1,336,784
Daiichi Sankyo Company, Ltd.	6,185	375,844
Dermira, Inc. (A)	57,514	506,698
Eisai Company, Ltd.	66,777	3,609,143
Elanco Animal Health, Inc. (A)	28,104	926,308
Eli Lilly & Company	20,741	2,259,732
Hikma Pharmaceuticals PLC	32,110	716,353
Hutchison China MediTech, Ltd., ADR (A)	35,475	741,782
Kyowa Kirin Company, Ltd.	4,202	69,253
Laboratorios Farmaceuticos Rovi SA	36,590	841,107
Livzon Pharmaceutical Group, Inc., Class A	395,100	1,453,318
Mylan NV (A)	27,346	571,531

6 JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care (continued)
Pharmaceuticals (continued)
Nippon Shinyaku Company, Ltd.	30,000	$2,161,818
Novartis AG	48,644	4,460,598
Odonate Therapeutics, Inc. (A)	71,905	2,930,129
Ono Pharmaceutical Company, Ltd.	124,753	2,263,414
Pfizer, Inc.	3,500	135,940
Revance Therapeutics, Inc. (A)	71,768	902,841
Roche Holding AG	6,488	1,736,611
Takeda Pharmaceutical Company, Ltd.	23,904	839,874
Teva Pharmaceutical Industries, Ltd., ADR (A)	139,532	1,106,489
Tricida, Inc. (A)	4,902	154,707
UCB SA	13,237	1,032,175
WaVe Life Sciences, Ltd. (A)	27,415	586,950
Industrials 5.5%		41,668,286

Aerospace and defense 1.0%
Airbus SE	3,598	508,616
BWX Technologies, Inc.	16,177	872,102
Cobham PLC (A)	357,783	716,410
L3Harris Technologies, Inc.	2,230	462,948
Safran SA	20,367	2,923,904
Ultra Electronics Holdings PLC	99,170	2,351,375
Building products 0.1%
Cie de Saint-Gobain	19,445	744,911
Commercial services and supplies 0.8%
Atento SA (A)	63,505	147,967
Babcock International Group PLC	274,143	1,579,817
Edenred	27,931	1,401,622
Serco Group PLC (A)	787,501	1,411,151
The Brink’s Company	13,380	1,206,341
Construction and engineering 0.8%
China Machinery Engineering Corp., H Shares	3,867,643	1,652,825
Granite Construction, Inc.	27,242	967,091
Hazama Ando Corp.	157,300	1,084,328
Kumagai Gumi Company, Ltd.	77,700	2,077,189
Electrical equipment 0.0%
Mitsubishi Electric Corp.	29,600	386,598
Machinery 0.4%
Epiroc AB, A Shares	74,734	818,919
ITT, Inc.	14,017	874,941
Rexnord Corp. (A)	10,046	294,247
THK Company, Ltd.	50,500	1,272,711
Marine 0.2%
Irish Continental Group PLC	390,103	1,787,176
Professional services 1.7%
CoStar Group, Inc. (A)	3,590	2,209,286
Equifax, Inc. (C)	23,022	3,202,130
Experian PLC	68,457	2,076,243
Huron Consulting Group, Inc. (A)	37,738	2,300,886
Outsourcing, Inc.	62,700	746,359
TransUnion	12,584	1,041,829
TriNet Group, Inc. (A)	13,416	986,613

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND 7

	Shares	Value
Industrials (continued)
Road and rail 0.1%
Uber Technologies, Inc. (A)	12,100	$509,894
Trading companies and distributors 0.4%
Beacon Roofing Supply, Inc. (A)	41,494	1,503,328
Ferguson PLC	20,810	1,548,529
Information technology 8.2%		61,910,847

Communications equipment 0.0%
Lumentum Holdings, Inc. (A)	3,621	205,057
Electronic equipment, instruments and components 0.8%
Coherent, Inc. (A)	11,667	1,619,963
Itron, Inc. (A)	6,771	419,802
Zebra Technologies Corp., Class A (A)	17,899	3,774,720
IT services 1.9%
Accenture PLC, Class A	6,029	1,161,065
Automatic Data Processing, Inc.	5,986	996,789
Euronet Worldwide, Inc. (A)	2,489	388,060
ExlService Holdings, Inc. (A)	12,162	836,624
FleetCor Technologies, Inc. (A)	3,140	892,294
Genpact, Ltd.	23,402	928,591
Global Payments, Inc.	4,899	822,640
GoDaddy, Inc., Class A (A)	12,965	951,372
Pagseguro Digital, Ltd., Class A (A)	45,063	1,959,339
PayPal Holdings, Inc. (A)	926	102,230
Science Applications International Corp.	17,895	1,527,696
Square, Inc., Class A (A)	8,042	646,657
Total System Services, Inc.	7,393	1,003,378
Visa, Inc., Class A	9,693	1,725,354
WEX, Inc. (A)	3,119	680,160
Semiconductors and semiconductor equipment 1.3%
Advanced Micro Devices, Inc. (A)	103,956	3,165,460
First Solar, Inc. (A)	2,453	158,194
KLA Corp.	977	133,185
Lattice Semiconductor Corp. (A)	74,690	1,444,505
Marvell Technology Group, Ltd.	126,859	3,331,317
MediaTek, Inc.	61,000	610,136
Tower Semiconductor, Ltd. (A)	30,810	606,033
Software 3.8%
Adobe, Inc. (A)	6,010	1,796,149
Blackbaud, Inc.	13,468	1,225,588
Bravura Solutions, Ltd.	450,888	1,507,046
Ceridian HCM Holding, Inc. (A)	31,666	1,688,114
DocuSign, Inc. (A)	15,183	785,265
Guidewire Software, Inc. (A)	8,554	873,192
HubSpot, Inc. (A)	8,141	1,454,960
Intuit, Inc.	4,744	1,315,559
Microsoft Corp.	5,614	765,020
Mimecast, Ltd. (A)	65,597	3,122,417
Q2 Holdings, Inc. (A)	8,300	662,921
ServiceNow, Inc. (A)	16,474	4,569,723
Splunk, Inc. (A)	15,803	2,138,304
SS&C Technologies Holdings, Inc.	14,555	697,912
Temenos AG (A)	4,572	804,867

8 JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Information technology (continued)
Software (continued)
Workday, Inc., Class A (A)	20,844	$4,168,383
Zendesk, Inc. (A)	14,074	1,176,023
Technology hardware, storage and peripherals 0.4%
Apple, Inc.	5,314	1,132,095
Pure Storage, Inc., Class A (A)	15,312	231,824
Western Digital Corp.	31,636	1,704,864
Materials 1.5%		11,498,215

Chemicals 0.1%
Livent Corp. (A)	91,032	586,246
Construction materials 0.2%
LafargeHolcim, Ltd. (A)	41,524	2,038,102
Metals and mining 1.0%
Agnico Eagle Mines, Ltd.	27,980	1,461,395
Anglo American PLC	33,783	827,832
Antofagasta PLC	63,735	719,111
Barrick Gold Corp.	83,779	1,362,247
Carpenter Technology Corp.	7,297	328,438
Glencore PLC (A)	562,094	1,802,533
United Company RUSAL PLC (A)	2,016,000	918,147
Paper and forest products 0.2%
Louisiana-Pacific Corp.	27,993	731,737
Norbord, Inc.	31,169	722,427
Real estate 2.2%		16,290,600

Equity real estate investment trusts 1.3%
Abacus Property Group	9,192	26,019
American Tower Corp.	14,155	2,995,481
Camden Property Trust	24,707	2,562,363
Crown Castle International Corp.	19,239	2,563,789
Dream Global Real Estate Investment Trust	74,359	793,846
Frasers Logistics & Industrial Trust	923,800	806,754
Real estate management and development 0.9%
Aedas Homes SAU (A)(B)	25,422	575,084
BR Properties SA (A)	724,202	1,905,220
DLF, Ltd.	493,949	1,265,949
Godrej Properties, Ltd. (A)	75,862	1,042,070
Nexity SA	16,998	816,132
Sobha, Ltd.	117,904	937,893
Utilities 1.3%		10,102,717

Electric utilities 0.7%
Edison International	39,459	2,941,274
PG&E Corp. (A)	8,265	149,844
Power Grid Corp. of India, Ltd.	841,141	2,585,990
Gas utilities 0.4%
Rubis SCA	55,665	3,136,719
Multi-utilities 0.2%
E.ON SE	129,422	1,288,890

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND 9

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 0.6%				$4,338,523
(Cost $4,233,586)
Consumer staples 0.1%				984,938

Food products 0.1%
Adecoagro SA	6.000	09-21-27	1,030,000	984,938
Energy 0.4%				2,895,794

Oil, gas and consumable fuels 0.4%
Gulfport Energy Corp.	6.625	05-01-23	2,657,000	2,225,238
YPF SA	8.500	03-23-21	655,000	670,556
Information technology 0.1%				457,791

Technology hardware, storage and peripherals 0.1%
Western Digital Corp.	4.750	02-15-26	463,000	457,791

	Contracts/Notional amount	Value
Purchased options 0.4%		$3,155,033
(Cost $5,866,590)
Calls 0.1%		1,115,054

Exchange Traded Option on Netflix, Inc. (Expiration Date: 8-16-19; Strike Price: $405.00; Notional Amount: 27,200) (A)	272	3,808
Over the Counter Option on EURO STOXX Banks Index (Expiration Date: 10-18-19; Strike Price: EUR 100.00; Counterparty: JPMorgan Chase Bank) (A)(E)	84,612	23,410
Over the Counter Option on EURO STOXX Banks Index (Expiration Date: 3-20-20; Strike Price: EUR 110.00; Counterparty: Goldman Sachs & Company LLC) (A)(E)	766,966	360,510
Over the Counter Option on the USD vs. JPY (Expiration Date: 6-17-24; Strike Price: $95.99; Counterparty: BNP Paribas SA) (A)(E)	6,843,000	396,415
Over the Counter Option on the USD vs. JPY (Expiration Date: 9-23-21; Strike Price: $114.00; Counterparty: Goldman Sachs & Company LLC) (A)(E)	20,020,323	122,424
Over the Counter Option on United Bank, Ltd. (Expiration Date: 1-18-23; Strike Price: $0.00; Counterparty: JPMorgan Chase Bank) (A)(E)	229,600	208,487
Puts 0.3%		2,039,979

Exchange Traded Option on Bank of America Corp. (Expiration Date: 8-16-19; Strike Price: $27.00; Notional Amount: 117,100) (A)	1,171	4,684
Exchange Traded Option on Financial Select Sector SPDR Fund (Expiration Date: 1-17-20; Strike Price: $ 25.00; Notional Amount: 100,300) (A)	1,003	38,616
Exchange Traded Option on Financial Select Sector SPDR Fund (Expiration Date: 6-19-20; Strike Price: $ 25.00; Notional Amount: 100,300) (A)	1,003	72,718
Exchange Traded Option on FleetCor Technologies, Inc. (Expiration Date: 8-16-19; Strike Price: $230.00; Notional Amount: 5,500) (A)	55	2,475
Exchange Traded Option on Invesco QQQ Trust Series 1 (Expiration Date: 8-16-19; Strike Price: $178.00; Notional Amount: 16,900) (A)	169	6,422
Exchange Traded Option on Invesco QQQ Trust Series 1 (Expiration Date: 8-16-19; Strike Price: $180.00; Notional Amount: 35,400) (A)	354	18,762
Exchange Traded Option on Invesco QQQ Trust Series 1 (Expiration Date: 8-23-19; Strike Price: $186.00; Notional Amount: 63,800) (A)	638	108,779
Exchange Traded Option on Invesco QQQ Trust Series 1 (Expiration Date: 9-20-19; Strike Price: $179.00; Notional Amount: 57,900) (A)	579	96,404
Exchange Traded Option on Invesco QQQ Trust Series 1 (Expiration Date: 9-20-19; Strike Price: $185.00; Notional Amount: 63,500) (A)	635	176,848
Exchange Traded Option on Invesco QQQ Trust Series 1 (Expiration Date: 9-20-19; Strike Price: $188.00; Notional Amount: 64,500) (A)	645	232,845
Exchange Traded Option on iShares MSCI EAFE ETF (Expiration Date: 9-20-19; Strike Price: $62.50; Notional Amount: 360,600) (A)	3,606	243,405
Exchange Traded Option on iShares Russell 2000 ETF (Expiration Date: 1-17-20; Strike Price: $139.00; Notional Amount: 18,300) (A)	183	44,286

10 JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Contracts/Notional amount	Value
Puts (continued)
Exchange Traded Option on iShares Russell 2000 ETF (Expiration Date: 6-19-20; Strike Price: $140.00; Notional Amount: 18,300) (A)	183	$87,749
Exchange Traded Option on iShares Russell 2000 ETF (Expiration Date: 8-16-19; Strike Price: $149.00; Notional Amount: 22,700) (A)	227	11,010
Exchange Traded Option on iShares Russell 2000 ETF (Expiration Date: 9-20-19; Strike Price: $146.00; Notional Amount: 31,900) (A)	319	35,728
Exchange Traded Option on S&P 500 Index (Expiration Date: 8-16-19; Strike Price: $2,650.00; Notional Amount: 2,300) (A)	23	3,738
Exchange Traded Option on S&P 500 Index (Expiration Date: 9-20-19; Strike Price: $2,800.00; Notional Amount: 4,100) (A)	41	83,025
Exchange Traded Option on S&P 500 Index (Expiration Date: 9-20-19; Strike Price: $2,825.00; Notional Amount: 14,100) (A)	141	315,135
Over the Counter Option on Financial Select Sector SPDR Fund (Expiration Date: 10-18-19; Strike Price: $26.00; Counterparty: Goldman Sachs & Company LLC) (A)(E)	250,225	56,885
Over the Counter Option on Ibovespa Brasil Index (Expiration Date: 9-18-19; Strike Price: BRL 92,423.40; Counterparty: Morgan Stanley Company, Inc.) (A)(E)	161	22,382
Over the Counter Option on the USD vs. JPY (Expiration Date: 6-17-24; Strike Price: $95.99; Counterparty: BNP Paribas SA) (A)(E)	6,843,000	378,083

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 39.7%				$301,273,759
(Cost $301,259,017)
U.S. Government 30.8%				233,971,135

U.S. Treasury Bill (C)	1.989	01-16-20	7,685,000	7,612,347
U.S. Treasury Bill (C)	2.026	12-26-19	38,535,000	38,214,266
U.S. Treasury Bill (C)	2.075	01-09-20	6,910,000	6,847,138
U.S. Treasury Bill	2.105	08-20-19	15,385,000	15,368,557
U.S. Treasury Bill (C)	2.112	09-17-19	43,400,000	43,285,960
U.S. Treasury Bill (C)	2.132	09-03-19	12,650,000	12,625,939
U.S. Treasury Bill (C)	2.135	09-24-19	28,380,000	28,294,327
U.S. Treasury Bill (C)	2.200	08-13-19	60,420,000	60,378,542
U.S. Treasury Bill	2.300	08-06-19	21,350,000	21,344,059

	Yield (%)	Shares	Value
Money market funds 8.9%			67,302,624

State Street Institutional U.S. Government Money Market Fund, Premier Class	2.2608(F)	67,302,624	67,302,624
Total investments (Cost $ 710,616,128) 100.0%			$758,349,350
Other assets and liabilities, net 0.0%			38,094
Total net assets 100.0%			$758,387,444

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

^	All par values are denominated in U.S. dollars unless otherwise indicated.

Currency Abbreviations

BRL Brazilian Real

EUR Euro

Security Abbreviations and Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	Non-income producing security.
(B)

These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(C)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	For this type of option, notional amounts are equivalent to number of contracts.
(F)	The rate shown is the annualized seven-day yield as of 7-31-19.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND 11

The fund had the following country composition as a percentage of net assets on 7-31-19:

United States	71.8%
China	4.4%
United Kingdom	3.2%
Japan	2.9%
Canada	2.3%
India	1.8%
Switzerland	1.8%
France	1.6%
Hong Kong	1.4%
Belgium	1.0%
Other countries	7.8%
TOTAL	100.0%

12 JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES

FORWARD FOREIGN CURRENCY CONTRACTS

Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	7,388,000	USD	8,251,820	GSI	8/30/2019	—	$(55,071)
EUR	335,000	USD	382,152	BNP	9/18/2019	—	(9,900)
GBP	5,115,000	USD	6,387,223	JPM	8/30/2019	—	(158,384)
HKD	6,195,000	USD	791,476	GSI	9/18/2019	$201	—
HKD	10,015,000	USD	1,282,458	SCB	9/18/2019	—	(2,613)
JPY	435,058,000	USD	4,012,573	JPM	8/30/2019	—	(5,415)
JPY	1,129,200,000	USD	10,482,390	MSI	9/18/2019	—	(66,224)
SEK	18,960,000	USD	2,022,361	JPM	9/18/2019	—	(53,005)
SGD	330,000	USD	241,879	JPM	8/30/2019	—	(1,629)
USD	1,985,216	AUD	2,865,000	BNP	9/18/2019	22,791	—
USD	3,997,313	CAD	5,260,000	JPM	8/30/2019	9,604	—
USD	11,610,404	EUR	10,395,000	GSI	8/30/2019	77,486	—
USD	8,547,647	EUR	7,493,000	BNP	9/18/2019	221,427	—
USD	7,442,395	GBP	5,960,000	JPM	8/30/2019	184,549	—
USD	5,312,968	INR	372,200,000	SCB	1/17/2020	34,651	—
USD	6,782,342	JPY	730,200,000	MSI	9/18/2019	46,703	—
USD	5,629,846	SGD	7,675,000	MSI	9/18/2019	40,694	—

						$638,106	$(352,241)

WRITTEN OPTIONS

Options on securities

Counterparty (OTC)/ Exchange-traded	Name of issuer	Exercise price		Expiration date	Number of contracts	Notional amount	Premium	Value
Puts
Exchange-traded	FleetCor Technologies, Inc.	USD	200.00	Aug 2019	55	5,500	$7,476	$(1,100)
Exchange-traded	Invesco QQQ Trust Series 1	USD	160.00	Aug 2019	523	52,300	53,935	(1,569)
Exchange-traded	Invesco QQQ Trust Series 1	USD	160.00	Sep 2019	579	57,900	55,383	(19,686)
Exchange-traded	iShares Russell 2000 ETF	USD	133.00	Aug 2019	227	22,700	21,036	(1,022)
Exchange-traded	iShares Russell 2000 ETF	USD	131.00	Sep 2019	319	31,900	22,721	(7,337)

							$160,551	$(30,714)

Options on index

Counterparty (OTC)/ Exchange- traded	Name of issuer	Exercise price		Expiration date	Number of contracts	Notional amount	Premium	Value
Puts
GSI	EURO STOXX Banks Index	EUR	80.00	Mar 2020	107,388	107,388	$370,318	$(487,342)

							$370,318	$(487,342)

Exchange-traded	S&P 500 Index	USD	2,250.00	Aug 2019	23	2,300	11,561	(403)
Exchange-traded	S&P 500 Index	USD	2,500.00	Sep 2019	41	4,100	39,634	(23,268)

							$51,195	$(23,671)

							$421,513	$(511,013)

Foreign currency options

Description	Counterparty (OTC)		Exercise price	Expiration date	Notional amount*	Premium	Value
Calls
U.S. Dollar vs. Japanese Yen	GSI	USD	135.00	Sep 2021	20,020,323	$271,275	$(6,046)

						$271,275	$(6,046)

*	For this type of option, notional amounts are equivalent to number of contracts.

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND 13

SWAPS

Credit default swaps—Buyer

Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
GSI	Republic of Korea	10,930,000	USD	$10,930,000	1.000%	Quarterly	Jun 2024	$(357,300)	$(9,471)	$(366,771)

				$10,930,000				$(357,300)	$(9,471)	$(366,771)

Total return swaps

Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR—0.28%	Monthly	USD	1,155,373	May 2020	GSI	—	$8,581	$8,581
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR—0.28%	Monthly	USD	1,840,587	May 2020	GSI	—	13,671	13,671
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR—0.28%	Monthly	USD	1,667,695	May 2020	GSI	—	12,387	12,387
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR—0.28%	Monthly	USD	330,182	May 2020	GSI	—	(1,610)	(1,610)
Pay	iShares North American Tech-Multimedia Networking ETF	1-Month USD LIBOR—0.28%	Monthly	USD	4,016,337	May 2020	GSI	—	(27,696)	(27,696)
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR—1.46%	Monthly	USD	2,174,938	May 2020	GSI	—	16,978	16,978
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR—1.29%	Monthly	USD	1,178,918	May 2020	GSI	—	9,203	9,203
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR—1.29%	Monthly	USD	1,549,786	May 2020	GSI	—	12,098	12,098
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR—1.83%	Monthly	USD	1,466,362	May 2020	GSI	—	11,447	11,447
Pay	iShares Russell 2000 ETF	1-Month USD LIBOR—0.33%	Monthly	USD	4,071,291	May 2020	GSI	—	(74,301)	(74,301)
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR—0.28%	Monthly	USD	1,673,351	May 2020	GSI	—	11,485	11,485
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR—0.28%	Monthly	USD	511,339	May 2020	GSI	—	3,510	3,510
Pay	S&P 500 High Beta Total Return Index	1-Month USD LIBOR—0.15%	Monthly	USD	5,022,925	May 2020	GSI	—	60,006	60,006
Pay	SPDR S&P 500 ETF	1-Month USD LIBOR—0.33%	Monthly	USD	4,259,970	May 2020	GSI	—	8,809	8,809
Pay	SPDR S&P 500 ETF	1-Month USD LIBOR—0.33%	Monthly	USD	8,999,857	May 2020	GSI	—	18,611	18,611
Pay	SPDR S&P Biotech ETF	1-Month USD LIBOR—0.28%	Monthly	USD	128,678	May 2020	GSI	—	376	376
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR—0.69%	Monthly	USD	631,257	May 2020	GSI	—	(25,529)	(25,529)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR—1.00%	Monthly	USD	2,767,251	May 2020	GSI	—	(111,910)	(111,910)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR—1.00%	Monthly	USD	2,756,496	May 2020	GSI	—	(111,476)	(111,476)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR—1.00%	Monthly	USD	4,430,188	May 2020	GSI	—	(179,161)	(179,161)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR—1.00%	Monthly	USD	4,134,400	May 2020	GSI	—	(167,199)	(167,199)
Pay	SPDR S&P Retail ETF	1-Month USD LIBOR—0.28%	Monthly	USD	239,341	May 2020	GSI	—	(2,604)	(2,604)
Pay	SPDR S&P Retail ETF	1-Month USD LIBOR—2.05%	Monthly	USD	2,167,462	May 2020	GSI	—	(23,583)	(23,583)
Pay	SPDR S&P Retail ETF	1-Month USD LIBOR—2.14%	Monthly	USD	750,925	May 2020	GSI	—	(8,171)	(8,171)
Pay	SPDR S&P Retail ETF	1-Month USD LIBOR—2.08%	Monthly	USD	37,917	May 2020	GSI	—	(413)	(413)
Pay	SPDR S&P Retail ETF	1-Month USD LIBOR—2.08%	Monthly	USD	981,166	May 2020	GSI	—	(10,676)	(10,676)
Pay	SPDR S&P Retail ETF	1-Month USD LIBOR—2.08%	Monthly	USD	2,283,615	May 2020	GSI	—	(24,721)	(24,721)
Pay	SPDR S&P Retail ETF	1-Month USD LIBOR—0.28%	Monthly	USD	474,131	May 2020	GSI	—	(5,177)	(5,177)
Pay	SPDR S&P Retail ETF	1-Month USD LIBOR—2.31%	Monthly	USD	7,856,192	May 2020	GSI	—	(85,779)	(85,779)
Pay	Consumer Discretionary Select Sector SPDR Fund	1-Month USD LIBOR—0.33%	Monthly	USD	15,424,569	May 2020	JPM	—	—	—
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR—0.33%	Monthly	USD	15,012,493	May 2020	JPM	—	—	—
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR—0.33%	Monthly	USD	3,840,631	May 2020	JPM	—	—	—
Pay	iShares Core S&P Small-Cap ETF	1-Month USD LIBOR—0.33%	Monthly	USD	4,428,653	May 2020	JPM	—	—	—
Pay	iShares Dow Jones U.S. ETF	1-Month USD LIBOR—1.87%	Monthly	USD	1,091,715	May 2020	JPM	—	—	—
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR—2.30%	Monthly	USD	2,589,800	May 2020	JPM	—	37,260	37,260
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR—2.30%	Monthly	USD	5,771,562	May 2020	JPM	—	—	—
Pay	iShares MSCI Taiwan ETF	1-Month USD LIBOR—0.33%	Monthly	USD	598,224	May 2020	JPM	—	(4,787)	(4,787)
Pay	iShares MSCI Taiwan ETF	1-Month USD LIBOR—0.33%	Monthly	USD	1,153,865	May 2020	JPM	—	(9,234)	(9,234)

14 JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total return swaps (continued)

Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iShares MSCI United Kingdom ETF	1-Month USD LIBOR—1.37%	Monthly	USD	5,386,921	May 2020	JPM	—	—	—
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR—0.92%	Monthly	USD	10,068,869	May 2020	JPM	—	—	—
Pay	iShares North American Tech-Multimedia Networking ETF	1-Month USD LIBOR—0.12%	Monthly	USD	4,600,731	May 2020	JPM	—	—	—
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR—1.12%	Monthly	USD	1,756,982	May 2020	JPM	—	—	—
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR—1.00%	Monthly	USD	5,884,667	May 2020	JPM	—	—	—
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR—0.33%	Monthly	USD	13,287,129	May 2020	JPM	—	—	—
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR—6.30%	Monthly	USD	7,132,087	May 2020	JPM	—	—	—
Pay	iShares S&P SmallCap 600 Growth ETF	1-Month USD LIBOR—3.55%	Monthly	USD	2,446,249	May 2020	JPM	—	—	—
Pay	PureFunds ISE Cyber Security ETF	1-Month USD LIBOR—1.79%	Monthly	USD	4,080,469	May 2020	JPM	—	—	—
Pay	SPDR S&P 500 ETF	1-Month USD LIBOR—0.33%	Monthly	USD	305,379	May 2020	JPM	—	—	—
Pay	SPDR S&P Biotech ETF	1-Month USD LIBOR—0.90%	Monthly	USD	3,262,802	May 2020	JPM	—	$(15,400)	$(15,400)
Pay	SPDR S&P Biotech ETF	1-Month USD LIBOR—0.90%	Monthly	USD	27,694,680	May 2020	JPM	—	—	—
Pay	SPDR S&P MidCap 400 ETF	1-Month USD LIBOR—0.33%	Monthly	USD	2,574,951	May 2020	JPM	—	—	—
Pay	SPDR S&P Oil & Gas Exploration & Production ETF	1-Month USD LIBOR—0.33%	Monthly	USD	1,116,734	May 2020	JPM	—	62,345	62,345
Pay	SPDR S&P Oil & Gas Exploration & Production ETF	1-Month USD LIBOR—0.90%	Monthly	USD	1,483,394	May 2020	JPM	—	82,815	82,815
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR—1.12%	Monthly	USD	8,520,928	May 2020	JPM	—	—	—
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR—0.92%	Monthly	USD	15,176,657	May 2020	JPM	—	—	—
Pay	SPDR S&P Retail ETF	1-Month USD LIBOR—2.03%	Monthly	USD	964,462	May 2020	JPM	—	8,529	8,529
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR—0.33%	Monthly	USD	1,468,855	May 2020	JPM	—	—	—
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR—0.62%	Monthly	USD	11,990,429	May 2020	JPM	—	—	—
Pay	Vanguard Small-Cap Growth ETF	1-Month USD LIBOR—1.00%	Monthly	USD	6,198,306	May 2020	JPM	—	—	—
Pay	iShares MSCI Taiwan ETF	1-Month USD LIBOR—0.33%	Monthly	USD	509,664	May 2020	JPM	—	(3,379)	(3,379)
Pay	iShares MSCI Taiwan ETF	1-Month USD LIBOR—0.33%	Monthly	USD	503,856	May 2020	JPM	—	(3,341)	(3,341)
Pay	iShares North American Tech-Multimedia Networking ETF	1-Month USD LIBOR—7.70%	Monthly	USD	78,158	May 2020	JPM	—	(1,379)	(1,379)
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR—2.25%	Monthly	USD	349,060	May 2020	JPM	—	5,060	5,060
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR—4.90%	Monthly	USD	351,140	May 2020	JPM	—	(2,492)	(2,492)
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR—2.30%	Monthly	USD	405,360	May 2020	JPM	—	5,876	5,876
Pay	SPDR S&P MidCap 400 ETF	1-Month USD LIBOR—0.33%	Monthly	USD	42,589	May 2020	JPM	—	55	55
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR—0.85%	Monthly	USD	82,959	May 2020	JPM	—	(1,548)	(1,548)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR—0.33%	Monthly	USD	803,034	May 2020	JPM	—	(14,985)	(14,985)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR—1.00%	Monthly	USD	1,683,781	May 2020	JPM	—	(31,420)	(31,420)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR—0.45%	Monthly	USD	212,066	May 2020	JPM	—	5,850	5,850
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR—0.45%	Monthly	USD	84,759	May 2020	JPM	—	2,338	2,338
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR—0.45%	Monthly	USD	1,447,368	May 2020	JPM	—	39,813	39,813
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR—0.33%	Monthly	USD	1,878,172	May 2020	JPM	—	51,663	51,663
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR—0.33%	Monthly	USD	1,273,360	May 2020	JPM	—	35,026	35,026
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR—0.33%	Monthly	USD	1,821,526	May 2020	JPM	—	50,250	50,250
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR—0.33%	Monthly	USD	2,031,074	May 2020	JPM	—	56,031	56,031
Pay	Vanguard Real Estate ETF	1-Month USD LIBOR—0.33%	Monthly	USD	36,744	May 2020	JPM	—	350	350

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND 15

Total return swaps (continued)

Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR—0.28%	Monthly	USD	23,267,907	May 2020	MSI	—	$365,527	$365,527
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR—0.28%	Monthly	USD	143,477	May 2020	MSI	—	2,254	2,254
Pay	iShares Dow Jones U.S. Transportation Index	1-Month USD LIBOR—3.88%	Monthly	USD	1,231,980	May 2020	MSI	—	(12,730)	(12,730)
Pay	iShares Dow Jones U.S. Transportation Index	1-Month USD LIBOR—3.88%	Monthly	USD	1,239,225	May 2020	MSI	—	(12,805)	(12,805)
Pay	iShares Edge MSCI USA Momentum Factor ETF	1-Month USD LIBOR—0.75%	Monthly	USD	4,079,716	May 2020	MSI	—	47,334	47,334
Pay	iShares MSCI Brazil ETF	1-Month USD LIBOR—0.62%	Monthly	USD	2,269,536	May 2020	MSI	—	68,744	68,744
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR—0.28%	Monthly	USD	1,422,484	May 2020	MSI	—	(1,179)	(1,179)
Pay	iShares North American Tech-Multimedia Networking ETF	1-Month USD LIBOR—2.45%	Monthly	USD	260,183	May 2020	MSI	—	(507)	(507)
Pay	iShares North American Tech-Multimedia Networking ETF	1-Month USD LIBOR—0.28%	Monthly	USD	205,604	May 2020	MSI	—	(400)	(400)
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR—1.88%	Monthly	USD	922,710	May 2020	MSI	—	(15,580)	(15,580)
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR—1.90%	Monthly	USD	615,209	May 2020	MSI	—	(10,388)	(10,388)
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR—1.90%	Monthly	USD	615,415	May 2020	MSI	—	(10,391)	(10,391)
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR—1.87%	Monthly	USD	1,104,490	May 2020	MSI	—	(18,649)	(18,649)
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR—1.90%	Monthly	USD	2,807,643	May 2020	MSI	—	(77,016)	(77,016)
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR—0.28%	Monthly	USD	1,387,354	May 2020	MSI	—	(33,598)	(33,598)
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR—0.28%	Monthly	USD	1,295,678	May 2020	MSI	—	51,611	51,611
Pay	iShares PHLX Semiconductor ETF	1-Month USD LIBOR—1.90%	Monthly	USD	1,208,267	May 2020	MSI	—	39,649	39,649
Pay	iShares Russell 1000 Growth ETF	1-Month USD LIBOR—0.28%	Monthly	USD	858,526	May 2020	MSI	—	10,306	10,306
Pay	iShares Russell 1000 Growth ETF	1-Month USD LIBOR—0.28%	Monthly	USD	3,394,591	May 2020	MSI	—	40,748	40,748
Pay	iShares Russell 1000 Growth ETF	1-Month USD LIBOR—0.28%	Monthly	USD	1,733,217	May 2020	MSI	—	20,805	20,805
Pay	iShares Russell 1000 Growth ETF	1-Month USD LIBOR—0.28%	Monthly	USD	1,671,824	May 2020	MSI	—	20,068	20,068
Pay	iShares Russell 1000 Growth ETF	1-Month USD LIBOR—0.28%	Monthly	USD	791,745	May 2020	MSI	—	9,504	9,504
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR—1.13%	Monthly	USD	37,394,232	May 2020	MSI	—	(240,430)	(240,430)
Pay	iShares Russell 2000 Growth ETF	1-Month USD LIBOR—0.28%	Monthly	USD	6,074,799	May 2020	MSI	—	(39,058)	(39,058)
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR—6.13%	Monthly	USD	1,680,422	May 2020	MSI	—	20,339	20,339
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR—6.12%	Monthly	USD	1,721,023	May 2020	MSI	—	20,830	20,830
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR—0.28%	Monthly	USD	107,592	May 2020	MSI	—	1,302	1,302
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR—0.28%	Monthly	USD	53,007	May 2020	MSI	—	642	642
Pay	S&P 500 High Beta Total Return Index	1-Month USD LIBOR—0.55%	Monthly	USD	42,158	May 2020	MSI	—	779	779
Pay	SPDR S&P Oil & Gas Exploration & Production ETF	1-Month USD LIBOR—1.40%	Monthly	USD	601,070	May 2020	MSI	—	20,074	20,074
Pay	SPDR S&P Oil & Gas Exploration & Production ETF	1-Month USD LIBOR—0.28%	Monthly	USD	2,211,373	May 2020	MSI	—	4,303	4,303
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR—0.28%	Monthly	USD	773,988	May 2020	MSI	—	(904)	(904)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR—0.88%	Monthly	USD	3,353,011	May 2020	MSI	—	(140,659)	(140,659)
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR—0.28%	Monthly	USD	1,212,244	May 2020	MSI	—	26,977	26,977
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR—0.28%	Monthly	USD	460,849	May 2020	MSI	—	8,813	8,813
Pay	Vanguard Real Estate ETF	1-Month USD LIBOR—0.28%	Monthly	USD	171,003	May 2020	MSI	—	957	957
Pay	Vanguard Small-Cap Growth ETF	1-Month USD LIBOR—1.59%	Monthly	USD	3,372,945	May 2020	MSI	—	(178)	(178)
Pay	Consumer Discretionary Select Sector SPDR Fund	1-Month USD LIBOR—0.35%	Monthly	USD	1,164,759	May 2020	MSI	—	36,253	36,253
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR—0.45%	Monthly	USD	2,335,454	May 2020	MSI	—	38,848	38,848
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR—0.45%	Monthly	USD	2,015,291	May 2020	MSI	—	34,477	34,477
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR—0.28%	Monthly	USD	3,445,096	May 2020	MSI	—	58,958	58,958
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR—0.28%	Monthly	USD	1,672,986	May 2020	MSI	—	28,631	28,631

16 JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total return swaps (continued)

Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Health Care Select Sector SPDR Fund	1-Month USD LIBOR—0.28%	Monthly	USD	5,898,296	May 2020	MSI	—	$100,941	$100,941
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR—0.45%	Monthly	USD	1,831,029	May 2020	MSI	—	29,458	29,458
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR—0.45%	Monthly	USD	201,334	May 2020	MSI	—	3,256	3,256
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR—0.45%	Monthly	USD	196,286	May 2020	MSI	—	3,177	3,177
Pay	Invesco QQQ Trust Series 1	1-Month USD LIBOR—0.45%	Monthly	USD	261,714	May 2020	MSI	—	4,351	4,351
Pay	iShares Dow Jones U.S. ETF	1-Month USD LIBOR—3.66%	Monthly	USD	72,570	May 2020	MSI	—	(1,280)	(1,280)
Pay	iShares Dow Jones U.S. ETF	1-Month USD LIBOR—2.09%	Monthly	USD	1,485,266	May 2020	MSI	—	(26,790)	(26,790)
Pay	iShares Dow Jones U.S. ETF	1-Month USD LIBOR—2.04%	Monthly	USD	2,728,390	May 2020	MSI	—	(49,339)	(49,339)
Pay	iShares Expanded Tech-Software Sector ETF	1-Month USD LIBOR—1.45%	Monthly	USD	789,156	May 2020	MSI	—	24,092	24,092
Pay	iShares MSCI Japan ETF	1-Month USD LIBOR—0.28%	Monthly	USD	1,058,386	May 2020	MSI	—	15,944	15,944
Pay	iShares MSCI United Kingdom ETF	1-Month USD LIBOR—3.16%	Monthly	USD	9,621,835	May 2020	MSI	—	219,323	219,323
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR—1.16%	Monthly	USD	5,743,383	May 2020	MSI	—	23,580	23,580
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR—1.16%	Monthly	USD	885,662	May 2020	MSI	—	3,667	3,667
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR—1.16%	Monthly	USD	2,858,007	May 2020	MSI	—	11,916	11,916
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR—1.16%	Monthly	USD	289,811	May 2020	MSI	—	1,236	1,236
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR—0.35%	Monthly	USD	2,298,329	May 2020	MSI	—	10,368	10,368
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR—1.10%	Monthly	USD	2,574,774	May 2020	MSI	—	11,615	11,615
Pay	iShares Nasdaq Biotechnology ETF	1-Month USD LIBOR—1.18%	Monthly	USD	2,057,422	May 2020	MSI	—	8,146	8,146
Pay	iShares Russell Mid-Cap Growth ETF	1-Month USD LIBOR—0.91%	Monthly	USD	1,651,596	May 2020	MSI	—	14,339	14,339
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR—2.16%	Monthly	USD	213,523	May 2020	MSI	$(83)	3,103	3,020
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR—1.41%	Monthly	USD	278,391	May 2020	MSI	—	8,640	8,640
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR—3.42%	Monthly	USD	188,783	May 2020	MSI	(10)	2,620	2,610
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR—3.50%	Monthly	USD	234,795	May 2020	MSI	(13)	3,400	3,387
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR—4.10%	Monthly	USD	211,338	May 2020	MSI	(12)	2,558	2,546
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR—4.10%	Monthly	USD	62,010	May 2020	MSI	(19)	751	732
Pay	iShares S&P North American Technology ETF	1-Month USD LIBOR—1.41%	Monthly	USD	137,364	May 2020	MSI	—	4,192	4,192
Pay	iShares STOXX Europe 600 Technology UCITS ETF	1-Month USD LIBOR—3.70%	Monthly	USD	1,227,154	May 2020	MSI	—	—	—
Pay	iShares STOXX Europe 600 Technology UCITS ETF	1-Month USD LIBOR—3.69%	Monthly	USD	1,378,220	May 2020	MSI	—	—	—
Pay	SPDR S&P 500 ETF	1-Month USD LIBOR—0.45%	Monthly	USD	23,759	May 2020	MSI	—	284	284
Pay	SPDR S&P MidCap 400 ETF	1-Month USD LIBOR—0.45%	Monthly	USD	141,030	May 2020	MSI	—	(997)	(997)
Pay	SPDR S&P MidCap 400 ETF	1-Month USD LIBOR—0.45%	Monthly	USD	47,602	May 2020	MSI	—	(325)	(325)
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR—2.41%	Monthly	USD	303,870	May 2020	MSI	—	4,057	4,057
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR—2.41%	Monthly	USD	159,145	May 2020	MSI	—	2,125	2,125
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR—0.35%	Monthly	USD	1,261,775	May 2020	MSI	—	15,752	15,752
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR—2.70%	Monthly	USD	1,413,537	May 2020	MSI	—	17,646	17,646
Pay	SPDR S&P Pharmaceuticals ETF	1-Month USD LIBOR—2.93%	Monthly	USD	1,129,546	May 2020	MSI	—	14,101	14,101
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR—0.70%	Monthly	USD	13,653	May 2020	MSI	—	(564)	(564)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR—0.70%	Monthly	USD	2,047,739	May 2020	MSI	—	(84,560)	(84,560)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR—0.65%	Monthly	USD	1,286,750	May 2020	MSI	—	(53,135)	(53,135)
Pay	SPDR S&P Regional Banking ETF	1-Month USD LIBOR—0.90%	Monthly	USD	1,788,961	May 2020	MSI	—	(73,874)	(73,874)
Pay	SPDR S&P Retail ETF	1-Month USD LIBOR—1.68%	Monthly	USD	6,234,501	May 2020	MSI	—	67,479	67,479
Pay	SPDR S&P Retail ETF	1-Month USD LIBOR—2.16%	Monthly	USD	750,232	May 2020	MSI	—	8,119	8,119
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR—0.30%	Monthly	USD	6,857,446	May 2020	MSI	—	156,067	156,067

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND 17

Total return swaps (continued)

Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR—0.30%	Monthly	USD	4,593,097	May 2020	MSI	—	$105,260	$105,260
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR—0.35%	Monthly	USD	1,719,157	May 2020	MSI	—	39,833	39,833
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR—0.35%	Monthly	USD	1,869,559	May 2020	MSI	—	43,318	43,318
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR—0.35%	Monthly	USD	749,671	May 2020	MSI	—	17,370	17,370
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR—0.28%	Monthly	USD	391,196	May 2020	MSI	—	9,064	9,064
Pay	Vanguard FTSE Developed Markets ETF	1-Month USD LIBOR—0.28%	Monthly	USD	964,555	May 2020	MSI	—	22,352	22,352
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR—0.66%	Monthly	USD	2,906,209	May 2020	MSI	—	73,116	73,116
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR—0.66%	Monthly	USD	292,737	May 2020	MSI	—	7,375	7,375
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR—0.66%	Monthly	USD	778,586	May 2020	MSI	—	19,638	19,638
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR—0.66%	Monthly	USD	93,979	May 2020	MSI	—	2,379	2,379
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR—0.35%	Monthly	USD	745,359	May 2020	MSI	—	19,116	19,116
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR—0.35%	Monthly	USD	835,006	May 2020	MSI	—	21,416	21,416
Pay	Vanguard FTSE Europe ETF	1-Month USD LIBOR—0.48%	Monthly	USD	667,226	May 2020	MSI	—	16,550	16,550
Pay	Vanguard Real Estate ETF	1-Month USD LIBOR—0.45%	Monthly	USD	9,865,885	May 2020	MSI	—	64,224	64,224
Pay	Vanguard Real Estate ETF	1-Month USD LIBOR—0.35%	Monthly	USD	947,266	May 2020	MSI	—	6,166	6,166
Pay	Vanguard Real Estate ETF	1-Month USD LIBOR—0.35%	Monthly	USD	420,669	May 2020	MSI	—	2,738	2,738
Pay	Vanguard Real Estate ETF	1-Month USD LIBOR—0.35%	Monthly	USD	820,332	May 2020	MSI	—	5,340	5,340
Pay	Vanguard Real Estate ETF	1-Month USD LIBOR—0.28%	Monthly	USD	57,388	May 2020	MSI	—	374	374
Pay	Vanguard Real Estate ETF	1-Month USD LIBOR—0.28%	Monthly	USD	453,386	May 2020	MSI	—	2,953	2,953
Pay	Vanguard Small-Cap Growth ETF	1-Month USD LIBOR—1.29%	Monthly	USD	542,453	May 2020	MSI	—	246	246
Receive	Agilent Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	13,796	May 2020	GSI	—	3,845	3,845
Receive	Agilent Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,497	May 2020	GSI	—	1,253	1,253
Receive	Airbus SE	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	17,999	May 2020	GSI	—	(53,797)	(53,797)
Receive	Alcon, Inc.	1-Month CHF LIBOR + 0.20%	Monthly	CHF	448	May 2020	GSI	—	(405)	(405)
Receive	Alibaba Group Holding, Ltd., ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	2,923	May 2020	GSI	—	(2,601)	(2,601)
Receive	Alkermes PLC	1-Month USD LIBOR + 0.20%	Monthly	USD	74,709	May 2020	GSI	—	23,815	23,815
Receive	Allscripts Healthcare Solutions, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	29,779	May 2020	GSI	—	(11,506)	(11,506)
Receive	Amazon.com, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	215	May 2020	GSI	—	(25,553)	(25,553)
Receive	Ameris Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	10,157	May 2020	GSI	—	25,088	25,088
Receive	Amicus Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	167,945	May 2020	GSI	—	(58,153)	(58,153)
Receive	Apellis Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	7,256	May 2020	GSI	—	(8,925)	(8,925)
Receive	Apellis Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	66,484	May 2020	GSI	—	(81,775)	(81,775)
Receive	Asahi Intecc Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	10,234	May 2020	GSI	—	10,254	10,254
Receive	Asahi Intecc Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	7,068	May 2020	GSI	—	7,082	7,082
Receive	Asahi Intecc Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	6,886	May 2020	GSI	—	1,363	1,363
Receive	Assurant, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	6,002	May 2020	GSI	—	10,523	10,523
Receive	AstraZeneca PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	2,982	May 2020	GSI	—	24,660	24,660
Receive	AstraZeneca PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	3,496	May 2020	GSI	—	28,910	28,910
Receive	AstraZeneca PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	6,487	May 2020	GSI	—	53,623	53,623
Receive	Athene Holding, Ltd., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	10,885	May 2020	GSI	—	(12,089)	(12,089)
Receive	Bank of America Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	63,075	May 2020	GSI	—	68,898	68,898
Receive	Bank of America Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	21,053	May 2020	GSI	—	22,997	22,997
Receive	Boston Scientific Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	111,890	May 2020	GSI	—	(6,813)	(6,813)
Receive	Bristol-Myers Squibb Company	1-Month USD LIBOR + 0.20%	Monthly	USD	113,898	May 2020	GSI	—	184,398	184,398
Receive	BRP, Inc.	1-Month CAD CDOR + 0.20%	Monthly	CAD	35,997	May 2020	GSI	—	72,005	72,005
Receive	Carpenter Technology Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	16,994	May 2020	GSI	—	(16,611)	(16,611)
Receive	Carpenter Technology Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,668	May 2020	GSI	—	(2,608)	(2,608)

18 JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total return swaps (continued)

Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Carpenter Technology Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	8,476	May 2020	GSI	—	$(8,285)	$(8,285)
Receive	Carpenter Technology Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	6,844	May 2020	GSI	—	(6,690)	(6,690)
Receive	Carpenter Technology Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	9,948	May 2020	GSI	—	(9,451)	(9,451)
Receive	Cavco Industries, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,573	May 2020	GSI	—	73,318	73,318
Receive	Cavco Industries, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	560	May 2020	GSI	—	11,491	11,491
Receive	Cavco Industries, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	303	May 2020	GSI	—	6,218	6,218
Receive	Cavco Industries, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	589	May 2020	GSI	—	12,086	12,086
Receive	Cavco Industries, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	539	May 2020	GSI	—	11,060	11,060
Receive	CenterState Bank Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,000	May 2020	GSI	—	4,715	4,715
Receive	CenterState Bank Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	11,611	May 2020	GSI	—	13,685	13,685
Receive	CenterState Bank Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,000	May 2020	GSI	—	3,536	3,536
Receive	CenterState Bank Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,000	May 2020	GSI	—	3,536	3,536
Receive	Chegg, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	6,441	May 2020	GSI	—	13,333	13,333
Receive	Chegg, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,171	May 2020	GSI	—	8,634	8,634
Receive	Chegg, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	6,672	May 2020	GSI	—	13,811	13,811
Receive	Chegg, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,502	May 2020	GSI	—	5,179	5,179
Receive	Chegg, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,502	May 2020	GSI	—	5,179	5,179
Receive	Chegg, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	15,844	May 2020	GSI	—	32,797	32,797
Receive	Chegg, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	6,671	May 2020	GSI	—	13,809	13,809
Receive	China Machinery Engineering Corp., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	88,983	May 2020	GSI	—	(584)	(584)
Receive	China Machinery Engineering Corp., H Shares	1-Month HKD HIBOR + 0.20%	Monthly	HKD	310,017	May 2020	GSI	—	(2,034)	(2,034)
Receive	Chugai Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	800	May 2020	GSI	—	3,897	3,897
Receive	Chugai Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	411	May 2020	GSI	—	2,002	2,002
Receive	Chugai Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	1,000	May 2020	GSI	—	4,872	4,872
Receive	Chugai Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	1,400	May 2020	GSI	—	6,820	6,820
Receive	CIMB Group Holdings BHD	1-Month USD LIBOR + 1.20%	Monthly	USD	326,300	May 2020	GSI	—	(10,839)	(10,839)
Receive	Commercial International Bank	1-Month USD LIBOR + 1.10%	Monthly	USD	3,871	May 2020	GSI	$(1)	200	199
Receive	Commercial International Bank	1-Month USD LIBOR + 1.10%	Monthly	USD	18,307	May 2020	GSI	(2)	945	943
Receive	Commercial International Bank	1-Month USD LIBOR + 1.10%	Monthly	USD	5,780	May 2020	GSI	—	298	298
Receive	Commercial International Bank	1-Month USD LIBOR + 1.10%	Monthly	USD	171	May 2020	GSI	(1)	9	8
Receive	Commercial International Bank	1-Month USD LIBOR + 1.10%	Monthly	USD	33,622	May 2020	GSI	(2)	1,735	1,733
Receive	Commercial International Bank	1-Month USD LIBOR + 1.10%	Monthly	USD	29,596	May 2020	GSI	(1)	1,528	1,527
Receive	Commercial International Bank	1-Month USD LIBOR + 1.10%	Monthly	USD	95,595	May 2020	GSI	—	4,931	4,931
Receive	CytomX Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	15,419	May 2020	GSI	—	(8,426)	(8,426)
Receive	CytomX Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	26,978	May 2020	GSI	—	(14,743)	(14,743)
Receive	CytomX Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	13,218	May 2020	GSI	—	(7,223)	(7,223)
Receive	CytomX Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,396	May 2020	GSI	—	(2,949)	(2,949)
Receive	CytomX Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	9,528	May 2020	GSI	—	(5,207)	(5,207)
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	2,200	May 2020	GSI	—	566	566
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	1,029	May 2020	GSI	—	265	265
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	2,500	May 2020	GSI	—	643	643
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	1,000	May 2020	GSI	—	257	257
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	1,100	May 2020	GSI	—	283	283
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	3,775	May 2020	GSI	—	972	972
Receive	Encompass Health Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,469	May 2020	GSI	—	(10,118)	(10,118)
Receive	Encompass Health Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	8,014	May 2020	GSI	—	(14,826)	(14,826)
Receive	First Solar, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	7,381	May 2020	GSI	—	(15,742)	(15,742)
Receive	First Solar, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	17,835	May 2020	GSI	—	(38,164)	(38,164)
Receive	FirstRand, Ltd.	1-Month ZAR JIBAR + 0.75%	Monthly	ZAR	384,129	May 2020	GSI	—	(72,938)	(72,938)
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	106,968	May 2020	GSI	—	124,628	124,628

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND 19

Total return swaps (continued)

Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Genpact, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	112,564	May 2020	GSI	—	$109,297	$109,297
Receive	Genus PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	1,013	May 2020	GSI	—	20	20
Receive	Genus PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	1,187	May 2020	GSI	—	23	23
Receive	Genus PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	1,740	May 2020	GSI	—	31	31
Receive	Global Blood Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	41,344	May 2020	GSI	—	(51,165)	(51,165)
Receive	Global Payments, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	40,718	May 2020	GSI	—	188,515	188,515
Receive	GSC Realty & Associates	1-Month HKD HIBOR—0.40%	Monthly	HKD	2,293,759	May 2020	GSI	—	9,791	9,791
Receive	GSC Realty & Associates	1-Month HKD HIBOR—0.40%	Monthly	HKD	5,597,480	May 2020	GSI	—	23,591	23,591
Receive	Guidewire Software, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	17,985	May 2020	GSI	—	(363)	(363)
Receive	Haemonetics Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,377	May 2020	GSI	—	(1,182)	(1,182)
Receive	Hikma Pharmaceuticals PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	1,124	May 2020	GSI	—	522	522
Receive	Hikma Pharmaceuticals PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	1,317	May 2020	GSI	—	612	612
Receive	Hikma Pharmaceuticals PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	1,931	May 2020	GSI	—	896	896
Receive	Hilltop Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	6,075	May 2020	GSI	—	8,063	8,063
Receive	Hilltop Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	7,420	May 2020	GSI	—	9,848	9,848
Receive	Hilltop Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	7,420	May 2020	GSI	—	9,848	9,848
Receive	Hilltop Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,871	May 2020	GSI	—	2,483	2,483
Receive	Hilltop Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	16,001	May 2020	GSI	—	21,237	21,237
Receive	Horizon Bancorp, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,532	May 2020	GSI	—	7,858	7,858
Receive	Horizon Bancorp, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	144	May 2020	GSI	—	205	205
Receive	Horizon Bancorp, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	934	May 2020	GSI	—	1,327	1,327
Receive	Horizon Bancorp, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,172	May 2020	GSI	—	7,347	7,347
Receive	Horizon Bancorp, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	11,232	May 2020	GSI	—	15,954	15,954
Receive	IBERIABANK Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	13,413	May 2020	GSI	—	44,706	44,706
Receive	ICICI Bank, Ltd., ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	70,500	May 2020	GSI	—	27,085	27,085
Receive	IHS Markit, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,746	May 2020	GSI	—	(2,367)	(2,367)
Receive	Intact Financial Corp.	1-Month CAD CDOR + 0.20%	Monthly	CAD	7,747	May 2020	GSI	—	(6,214)	(6,214)
Receive	Intact Financial Corp.	1-Month CAD CDOR + 0.20%	Monthly	CAD	3,867	May 2020	GSI	—	(3,102)	(3,102)
Receive	ITT, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	8,011	May 2020	GSI	—	(10,425)	(10,425)
Receive	ITT, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	7,748	May 2020	GSI	—	(10,083)	(10,083)
Receive	ITT, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,863	May 2020	GSI	—	(6,328)	(6,328)
Receive	ITT, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	10,670	May 2020	GSI	—	(13,885)	(13,885)
Receive	ITT, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	11,621	May 2020	GSI	—	(15,123)	(15,123)
Receive	ITT, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	7,747	May 2020	GSI	—	(10,081)	(10,081)
Receive	Kyowa Hakko Kirin Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	693	May 2020	GSI	—	(102)	(102)
Receive	Lamb Weston Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	7,028	May 2020	GSI	—	(3,377)	(3,377)
Receive	Lamb Weston Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,819	May 2020	GSI	—	(1,240)	(1,240)
Receive	Lamb Weston Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,115	May 2020	GSI	—	(931)	(931)
Receive	Lamb Weston Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	7,631	May 2020	GSI	—	(3,358)	(3,358)
Receive	Lamb Weston Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	6,231	May 2020	GSI	—	(2,742)	(2,742)
Receive	Lennar Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	15,333	May 2020	GSI	—	23,651	23,651
Receive	LHC Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	6,473	May 2020	GSI	—	38,501	38,501
Receive	Monster Beverage Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	20,673	May 2020	GSI	—	18,647	18,647
Receive	Mylan NV	1-Month USD LIBOR + 0.20%	Monthly	USD	79,775	May 2020	GSI	—	226,651	226,651
Receive	Nedbank Group, Ltd.	1-Month ZAR JIBAR + 0.75%	Monthly	ZAR	20,290	May 2020	GSI	—	(13,325)	(13,325)
Receive	Nedbank Group, Ltd.	1-Month ZAR JIBAR + 0.75%	Monthly	ZAR	23,504	May 2020	GSI	—	(15,436)	(15,436)
Receive	Nexon Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	31,500	May 2020	GSI	—	15,325	15,325
Receive	Nexon Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	24,600	May 2020	GSI	—	11,968	11,968
Receive	NMC Health PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	22,305	May 2020	GSI	—	39,874	39,874
Receive	Novartis AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	578	May 2020	GSI	—	(604)	(604)
Receive	Novartis AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	677	May 2020	GSI	—	(708)	(708)

20 JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total return swaps (continued)

Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Novartis AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	993	May 2020	GSI	—	$(1,038)	$(1,038)
Receive	Oasis Midstream Partners	1-Month USD LIBOR + 0.80%	Monthly	USD	26,145	May 2020	GSI	—	(804)	(804)
Receive	Oasis Midstream Partners	1-Month USD LIBOR + 0.80%	Monthly	USD	6,308	May 2020	GSI	—	(227)	(227)
Receive	ObsEva SA	1-Month USD LIBOR + 0.20%	Monthly	USD	23,611	May 2020	GSI	—	(25,170)	(25,170)
Receive	Omnicell, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,325	May 2020	GSI	—	29,449	29,449
Receive	Omnicell, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	19,530	May 2020	GSI	—	132,982	132,982
Receive	Ono Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	4,100	May 2020	GSI	—	2,016	2,016
Receive	Ono Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	1,855	May 2020	GSI	—	912	912
Receive	Ono Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	4,900	May 2020	GSI	—	2,410	2,410
Receive	Ono Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	7,200	May 2020	GSI	—	3,541	3,541
Receive	ORBCOMM, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	55,560	May 2020	GSI	—	(103,897)	(103,897)
Receive	Outsourcing, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	19,568	May 2020	GSI	—	(1,989)	(1,989)
Receive	Outsourcing, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	34,111	May 2020	GSI	—	(3,467)	(3,467)
Receive	Outsourcing, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	43,187	May 2020	GSI	$(474)	(4,383)	(4,857)
Receive	Outsourcing, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	6,600	May 2020	GSI	—	(671)	(671)
Receive	Outsourcing, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	3,100	May 2020	GSI	—	(315)	(315)
Receive	Outsourcing, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	3,600	May 2020	GSI	—	(366)	(366)
Receive	Outsourcing, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	8,700	May 2020	GSI	—	(884)	(884)
Receive	Outsourcing, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	4,500	May 2020	GSI	—	(457)	(457)
Receive	Pagseguro Digital, Ltd. Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	229	May 2020	GSI	—	(918)	(918)
Receive	Portola Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	88,979	May 2020	GSI	—	(3,838)	(3,838)
Receive	Portola Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,785	May 2020	GSI	—	(163)	(163)
Receive	Prudential Financial, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	12,480	May 2020	GSI	—	5,996	5,996
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	11,995	May 2020	GSI	—	(4,475)	(4,475)
Receive	Resona Holdings, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	178,900	May 2020	GSI	—	(9,044)	(9,044)
Receive	Rexnord Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	44,486	May 2020	GSI	—	41,513	41,513
Receive	Rexnord Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,429	May 2020	GSI	—	3,200	3,200
Receive	Rexnord Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	769	May 2020	GSI	—	731	731
Receive	Rexnord Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	337	May 2020	GSI	—	320	320
Receive	Rexnord Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	840	May 2020	GSI	—	798	798
Receive	Rexnord Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	421	May 2020	GSI	—	400	400
Receive	Rexnord Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	674	May 2020	GSI	—	640	640
Receive	Rexnord Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,721	May 2020	GSI	—	1,635	1,635
Receive	Rexnord Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,150	May 2020	GSI	—	1,093	1,093
Receive	Rexnord Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	421	May 2020	GSI	—	400	400
Receive	Rexnord Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,120	May 2020	GSI	—	1,064	1,064
Receive	Rexnord Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	842	May 2020	GSI	—	800	800
Receive	Rexnord Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	842	May 2020	GSI	—	800	800
Receive	Rexnord Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	841	May 2020	GSI	—	799	799
Receive	Rexnord Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	841	May 2020	GSI	—	799	799
Receive	Rexnord Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,100	May 2020	GSI	—	1,995	1,995
Receive	Rexnord Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,203	May 2020	GSI	—	3,993	3,993
Receive	Rexnord Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,774	May 2020	GSI	—	2,635	2,635
Receive	Rexnord Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,201	May 2020	GSI	—	3,991	3,991
Receive	Rexnord Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	16,552	May 2020	GSI	—	15,724	15,724
Receive	Rexnord Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	19,794	May 2020	GSI	—	18,804	18,804
Receive	Science Applications International Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,890	May 2020	GSI	—	1,473	1,473
Receive	Science Applications International Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,926	May 2020	GSI	—	1,232	1,232
Receive	Science Applications International Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,933	May 2020	GSI	—	983	983

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND 21

Total return swaps (continued)

Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	ServiceNow, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	104	May 2020	GSI	—	$(1,708)	$(1,708)
Receive	Signature Bank	1-Month USD LIBOR + 0.20%	Monthly	USD	3,213	May 2020	GSI	—	(2,466)	(2,466)
Receive	Smith & Nephew PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	78,526	May 2020	GSI	—	107,910	107,910
Receive	Sterling Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	25,568	May 2020	GSI	—	24,027	24,027
Receive	Sterling Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	24,581	May 2020	GSI	—	23,045	23,045
Receive	Sterling Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	18,749	May 2020	GSI	—	17,577	17,577
Receive	Sterling Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	12,338	May 2020	GSI	—	11,567	11,567
Receive	Synovus Financial Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	6,418	May 2020	GSI	—	15,202	15,202
Receive	Synovus Financial Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	10,811	May 2020	GSI	—	25,607	25,607
Receive	Synovus Financial Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	8,905	May 2020	GSI	—	13,934	13,934
Receive	Takeda Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	400	May 2020	GSI	—	(290)	(290)
Receive	Takeda Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	205	May 2020	GSI	—	(149)	(149)
Receive	Takeda Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	500	May 2020	GSI	—	(363)	(363)
Receive	Takeda Pharmaceutical Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	800	May 2020	GSI	—	(581)	(581)
Receive	The Bank of NT Butterfield & Son, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	19,400	May 2020	GSI	—	(31,428)	(31,428)
Receive	The Bank of NT Butterfield & Son, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,976	May 2020	GSI	—	(6,441)	(6,441)
Receive	The Brink’s Company	1-Month USD LIBOR + 0.20%	Monthly	USD	6,550	May 2020	GSI	—	20,292	20,292
Receive	The Brink’s Company	1-Month USD LIBOR + 0.20%	Monthly	USD	5,186	May 2020	GSI	—	16,336	16,336
Receive	Total System Services, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	36,698	May 2020	GSI	—	142,132	142,132
Receive	TriNet Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	52,742	May 2020	GSI	—	135,818	135,818
Receive	Triumph Bancorp, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	14,210	May 2020	GSI	—	12,862	12,862
Receive	Triumph Bancorp, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	7,300	May 2020	GSI	—	6,607	6,607
Receive	Trupanion, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,400	May 2020	GSI	—	(5,542)	(5,542)
Receive	Trupanion, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,331	May 2020	GSI	—	(3,419)	(3,419)
Receive	UCB SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	579	May 2020	GSI	—	(2,487)	(2,487)
Receive	UCB SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	678	May 2020	GSI	—	(2,912)	(2,912)
Receive	UCB SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	995	May 2020	GSI	—	(4,274)	(4,274)
Receive	United Financial Bank	1-Month USD LIBOR + 0.20%	Monthly	USD	9,099	May 2020	GSI	—	2,639	2,639
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,114	May 2020	GSI	—	3,422	3,422
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,226	May 2020	GSI	—	9,909	9,909
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,718	May 2020	GSI	—	11,420	11,420
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,473	May 2020	GSI	—	7,596	7,596
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,322	May 2020	GSI	—	10,203	10,203
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	474	May 2020	GSI	—	1,456	1,456
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	771	May 2020	GSI	—	2,368	2,368
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	691	May 2020	GSI	—	2,122	2,122
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	824	May 2020	GSI	—	2,531	2,531
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	751	May 2020	GSI	—	2,307	2,307
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	875	May 2020	GSI	—	2,688	2,688
Receive	Veritex Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,939	May 2020	GSI	—	(235)	(235)
Receive	Veritex Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,245	May 2020	GSI	—	(180)	(180)
Receive	Veritex Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	11,135	May 2020	GSI	—	(891)	(891)
Receive	ViewRay, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,703	May 2020	GSI	—	(1,433)	(1,433)
Receive	Winnebago Industries, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	8,479	May 2020	GSI	—	25,927	25,927
Receive	Winnebago Industries, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	16,956	May 2020	GSI	—	51,847	51,847
Receive	Winnebago Industries, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	27,858	May 2020	GSI	—	85,183	85,183
Receive	Workday, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	3,832	May 2020	GSI	—	(55,431)	(55,431)
Receive	Worldline SA	1-Month EUR EURIBOR + 0.20%	Monthly	EUR	7,030	May 2020	GSI	—	2,335	2,335
Receive	Advanced Micro Devices, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	10,504	May 2020	JPM	—	(11,029)	(11,029)
Receive	Advanced Micro Devices, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	12,647	May 2020	JPM	—	(13,279)	(13,279)
Receive	Advanced Micro Devices, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	25,785	May 2020	JPM	—	—	—

22 JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total return swaps (continued)

Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Alnylam Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	9,953	May 2020	JPM	—	—	—
Receive	Amedisys, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,771	May 2020	JPM	—	$15,014	$15,014
Receive	American Express Company	1-Month USD LIBOR + 0.20%	Monthly	USD	24,101	May 2020	JPM	—	—	—
Receive	American Tower Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	804	May 2020	JPM	—	—	—
Receive	Ameris Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	1,617	May 2020	JPM	—	663	663
Receive	Ameris Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	22,677	May 2020	JPM	$(5)	9,297	9,292
Receive	Anthem, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,930	May 2020	JPM	—	3,449	3,449
Receive	Anthem, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	13,270	May 2020	JPM	—	—	—
Receive	Atento SA	1-Month USD LIBOR + 0.20%	Monthly	USD	1,155	May 2020	JPM	—	—	—
Receive	Atlassian Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	16,357	May 2020	JPM	—	—	—
Receive	Blucora, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	10,000	May 2020	JPM	—	—	—
Receive	Bravura Solutions, Ltd.	1-Month AUD BBSW + 0.30%	Monthly	AUD	734,545	May 2020	JPM	—	(20,093)	(20,093)
Receive	Burlington Stores, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,092	May 2020	JPM	—	10,962	10,962
Receive	Burlington Stores, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,535	May 2020	JPM	—	13,283	13,283
Receive	Burlington Stores, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,976	May 2020	JPM	—	10,354	10,354
Receive	Chemical Financial Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	8,977	May 2020	JPM	—	(1,436)	(1,436)
Receive	Chemical Financial Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	942	May 2020	JPM	—	(151)	(151)
Receive	CoStar Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,054	May 2020	JPM	—	—	—
Receive	ExlService Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	27,383	May 2020	JPM	—	—	—
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	27,067	May 2020	JPM	—	—	—
Receive	GoDaddy, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	17,963	May 2020	JPM	—	29,998	29,998
Receive	GoDaddy, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	2,202	May 2020	JPM	—	3,677	3,677
Receive	GoDaddy, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	8,808	May 2020	JPM	—	14,709	14,709
Receive	GoDaddy, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	30,696	May 2020	JPM	—	—	—
Receive	Haemonetics Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,343	May 2020	JPM	—	4,881	4,881
Receive	Humana, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	10,112	May 2020	JPM	—	—	—
Receive	IHS Markit, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	12,164	May 2020	JPM	—	—	—
Receive	Intact Financial Corp.	1-Month CAD CDOR + 0.20%	Monthly	CAD	18,367	May 2020	JPM	—	—	—
Receive	Lennar Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	824	May 2020	JPM	—	(585)	(585)
Receive	Lennar Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,515	May 2020	JPM	—	(3,916)	(3,916)
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	13,896	May 2020	JPM	—	27,236	27,236
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	53,448	May 2020	JPM	—	—	—
Receive	Micron Technology, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	7,785	May 2020	JPM	—	42,584	42,584
Receive	Micron Technology, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	23,133	May 2020	JPM	—	126,538	126,538
Receive	Micron Technology, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	11,506	May 2020	JPM	—	62,938	62,938
Receive	Netflix, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,713	May 2020	JPM	—	(225,255)	(225,255)
Receive	ORBCOMM, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,726	May 2020	JPM	—	(7,415)	(7,415)
Receive	ORBCOMM, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,207	May 2020	JPM	—	(2,402)	(2,402)
Receive	ORBCOMM, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	20,622	May 2020	JPM	—	(41,038)	(41,038)
Receive	Outsourcing, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	7,492	May 2020	JPM	—	(8,884)	(8,884)
Receive	Outsourcing, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	7,757	May 2020	JPM	—	(9,198)	(9,198)
Receive	Outsourcing, Inc.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	12,251	May 2020	JPM	—	(14,527)	(14,527)
Receive	PayPal Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	37,536	May 2020	JPM	—	—	—
Receive	Pfizer, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	39,630	May 2020	JPM	—	(201,320)	(201,320)
Receive	Pfizer, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	39,373	May 2020	JPM	—	(200,015)	(200,015)
Receive	Pfizer, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	10,781	May 2020	JPM	—	(41,287)	(41,287)
Receive	Pfizer, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	10,779	May 2020	JPM	—	(40,299)	(40,299)
Receive	Pfizer, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	22,485	May 2020	JPM	(127)	(4,882)	(5,009)
Receive	Ping An Insurance Group Company of China, Class H	1-Month HKD HIBOR + 0.30%	Monthly	HKD	49,500	May 2020	JPM	—	(20,867)	(20,867)
Receive	Pinterest, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	9,387	May 2020	JPM	—	16,333	16,333

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND 23

Total return swaps (continued)

Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Pinterest, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	1,879	May 2020	JPM	—	$3,269	$3,269
Receive	Pinterest, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	7,517	May 2020	JPM	—	13,080	13,080
Receive	Rigel Pharmaceuticals, Inc	1-Month USD LIBOR	Monthly	USD	206,740	May 2020	JPM	—	—	—
Receive	Sinopharm Group Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	32,768	May 2020	JPM	—	(1,169)	(1,169)
Receive	Sinopharm Group Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	57,708	May 2020	JPM	—	(6,052)	(6,052)
Receive	TD Ameritrade Holding Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	16,684	May 2020	JPM	—	—	—
Receive	The Blackstone Group, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	11,853	May 2020	JPM	—	20,768	20,768
Receive	Thermo Fisher Scientific, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	12,527	May 2020	JPM	—	—	—
Receive	TransUnion	1-Month USD LIBOR + 0.20%	Monthly	USD	32,590	May 2020	JPM	—	—	—
Receive	United Overseas Bank, Ltd.	1-Month SGD SIBOR + 0.45%	Monthly	SGD	7,030	May 2020	JPM	—	716	716
Receive	United Overseas Bank, Ltd.	1-Month SGD SIBOR + 0.45%	Monthly	SGD	9,551	May 2020	JPM	—	973	973
Receive	United Overseas Bank, Ltd.	1-Month SGD SIBOR + 0.45%	Monthly	SGD	2,657	May 2020	JPM	—	271	271
Receive	United Overseas Bank, Ltd.	1-Month SGD SIBOR + 0.45%	Monthly	SGD	6,966	May 2020	JPM	—	710	710
Receive	United Overseas Bank, Ltd.	1-Month SGD SIBOR + 0.45%	Monthly	SGD	3,950	May 2020	JPM	—	402	402
Receive	United Overseas Bank, Ltd.	1-Month SGD SIBOR + 0.45%	Monthly	SGD	2,297	May 2020	JPM	—	234	234
Receive	United Overseas Bank, Ltd.	1-Month SGD SIBOR + 0.45%	Monthly	SGD	6,031	May 2020	JPM	—	614	614
Receive	United Overseas Bank, Ltd.	1-Month SGD SIBOR + 0.45%	Monthly	SGD	4,812	May 2020	JPM	—	490	490
Receive	United Overseas Bank, Ltd.	1-Month SGD SIBOR + 0.45%	Monthly	SGD	3,519	May 2020	JPM	—	359	359
Receive	United Overseas Bank, Ltd.	1-Month SGD SIBOR + 0.45%	Monthly	SGD	3,877	May 2020	JPM	—	395	395
Receive	United Overseas Bank, Ltd.	1-Month SGD SIBOR + 0.45%	Monthly	SGD	19,610	May 2020	JPM	—	1,998	1,998
Receive	Voya Financial, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	14,578	May 2020	JPM	—	—	—
Receive	Wave Life Sciences Pte, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	15,593	May 2020	JPM	—	(82,487)	(82,487)
Receive	Western Alliance Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	14,992	May 2020	JPM	—	—	—
Receive	Western Digital Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	8,370	May 2020	JPM	—	44,947	44,947
Receive	Western Digital Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	23,684	May 2020	JPM	—	127,183	127,183
Receive	Wex, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	26,407	May 2020	JPM	—	—	—
Receive	Zebra Technologies Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	830	May 2020	JPM	—	(5,105)	(5,105)
Receive	Zebra Technologies Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	448	May 2020	JPM	—	(2,755)	(2,755)
Receive	Zebra Technologies Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	447	May 2020	JPM	—	(2,749)	(2,749)
Receive	Zebra Technologies Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	149	May 2020	JPM	—	(916)	(916)
Receive	Zebra Technologies Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	447	May 2020	JPM	—	(2,749)	(2,749)
Receive	Abbott Laboratories	1-Month USD LIBOR + 0.20%	Monthly	USD	15,084	May 2020	JPM	—	25,341	25,341
Receive	Acadia Healthcare Company, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	6,800	May 2020	JPM	—	(18,626)	(18,626)
Receive	Acadia Healthcare Company, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	7,203	May 2020	JPM	—	(19,730)	(19,730)
Receive	Acadia Healthcare Company, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	40,817	May 2020	JPM	—	(111,802)	(111,802)
Receive	Advanced Micro Devices, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	27,374	May 2020	JPM	—	(30,215)	(30,215)
Receive	Advanced Micro Devices, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	12,059	May 2020	JPM	—	(13,310)	(13,310)
Receive	AerCap Holdings NV	1-Month USD LIBOR + 0.20%	Monthly	USD	3,479	May 2020	JPM	—	11,486	11,486
Receive	Aerie Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,643	May 2020	JPM	—	(15,628)	(15,628)
Receive	Agios Pharmaceutical, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	23,380	May 2020	JPM	—	54,242	54,242
Receive	Agios Pharmaceutical, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	15,585	May 2020	JPM	—	36,157	36,157
Receive	Aimmune Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	861	May 2020	JPM	—	(1,348)	(1,348)
Receive	Alder Biopharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,013	May 2020	JPM	—	(5,215)	(5,215)
Receive	Allscripts Healthcare Solutions, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	19,063	May 2020	JPM	—	(24,210)	(24,210)
Receive	Alnylam Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,493	May 2020	JPM	—	7,878	7,878
Receive	Alphabet, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	1,847	May 2020	JPM	—	156,041	156,041
Receive	Alphabet, Inc., Class C	1-Month USD LIBOR + 0.20%	Monthly	USD	1,964	May 2020	JPM	—	165,064	165,064
Receive	Amazon.com, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,362	May 2020	JPM	—	(184,197)	(184,197)
Receive	American International Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,489	May 2020	JPM	—	4,560	4,560
Receive	American Tower Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	6,886	May 2020	JPM	—	16,265	16,265

24 JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total return swaps (continued)

Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Amneal Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,000	May 2020	JPM	—	$(15,057)	$(15,057)
Receive	Amneal Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	12,579	May 2020	JPM	—	(37,737)	(37,737)
Receive	Amneal Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	8,041	May 2020	JPM	—	(24,123)	(24,123)
Receive	Arena Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	642	May 2020	JPM	—	439	439
Receive	Assured Guaranty, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,915	May 2020	JPM	—	(2,856)	(2,856)
Receive	Audentes Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	9,978	May 2020	JPM	—	26,324	26,324
Receive	Baxter International, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	51	May 2020	JPM	—	93	93
Receive	Blucora, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,970	May 2020	JPM	—	712	712
Receive	Blucora, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	6,000	May 2020	JPM	—	1,076	1,076
Receive	Blucora, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	6,000	May 2020	JPM	—	1,076	1,076
Receive	Blucora, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,000	May 2020	JPM	—	179	179
Receive	Blucora, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,500	May 2020	JPM	—	448	448
Receive	Blucora, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,500	May 2020	JPM	—	448	448
Receive	Bluebird Bio, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	18,162	May 2020	JPM	—	59,330	59,330
Receive	Bluebird Bio, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,293	May 2020	JPM	—	7,296	7,296
Receive	Bluebird Bio, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,094	May 2020	JPM	—	13,920	13,920
Receive	BOK Financial Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,639	May 2020	JPM	—	36,476	36,476
Receive	Booking Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	826	May 2020	JPM	—	(32,972)	(32,972)
Receive	Bristol-Myers Squibb Company	1-Month USD LIBOR + 0.20%	Monthly	USD	575	May 2020	JPM	—	(896)	(896)
Receive	China Merchants Bank Company, Ltd., H Shares	1-Month HKD HIBOR + 0.30%	Monthly	HKD	135,000	May 2020	JPM	—	11,210	11,210
Receive	China Tower Corp., Ltd.	1-Month HKD HIBOR + 0.30%	Monthly	HKD	605,465	May 2020	JPM	—	(8,508)	(8,508)
Receive	China Tower Corp., Ltd.	1-Month HKD HIBOR + 0.30%	Monthly	HKD	3,488,535	May 2020	JPM	—	(49,020)	(49,020)
Receive	Coherus Biosciences, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,807	May 2020	JPM	—	(28,644)	(28,644)
Receive	Danaher Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,768	May 2020	JPM	—	(6,984)	(6,984)
Receive	Dermira, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,796	May 2020	JPM	—	(387)	(387)
Receive	Dermira, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	14,087	May 2020	JPM	—	(3,034)	(3,034)
Receive	Edwards Lifesciences Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,501	May 2020	JPM	—	85,950	85,950
Receive	Euronet Worldwide, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,978	May 2020	JPM	—	(34,767)	(34,767)
Receive	Exact Sciences Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,356	May 2020	JPM	—	(3,987)	(3,987)
Receive	Exact Sciences Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	7,159	May 2020	JPM	—	(21,047)	(21,047)
Receive	ExlService Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,499	May 2020	JPM	—	7,545	7,545
Receive	Facebook, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	13,151	May 2020	JPM	—	(30,924)	(30,924)
Receive	Facebook, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	1,460	May 2020	JPM	—	(3,502)	(3,502)
Receive	Facebook, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	1,302	May 2020	JPM	—	(3,262)	(3,262)
Receive	Fidelity National Information Services, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	12,932	May 2020	JPM	—	80,613	80,613
Receive	First Solar, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,328	May 2020	JPM	—	(10,665)	(10,665)
Receive	Five Prime Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,840	May 2020	JPM	—	(3,919)	(3,919)
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	58,781	May 2020	JPM	—	78,822	78,822
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,682	May 2020	JPM	—	7,607	7,607
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,901	May 2020	JPM	—	7,901	7,901
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	16,726	May 2020	JPM	—	22,388	22,388
Receive	FormFactor, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	8,473	May 2020	JPM	—	8,209	8,209
Receive	FormFactor, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,096	May 2020	JPM	—	4,937	4,937
Receive	FormFactor, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	11,763	May 2020	JPM	—	11,397	11,397
Receive	FormFactor, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,403	May 2020	JPM	—	4,266	4,266
Receive	FormFactor, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,550	May 2020	JPM	—	2,471	2,471
Receive	Forty Seven, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	33,902	May 2020	JPM	—	(55,260)	(55,260)
Receive	Forty Seven, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	44,612	May 2020	JPM	—	(72,718)	(72,718)
Receive	Forty Seven, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	13,562	May 2020	JPM	—	(22,106)	(22,106)
Receive	G1 Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,555	May 2020	JPM	—	(14,246)	(14,246)

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND 25

Total return swaps (continued)

Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Genmab A/S	1-Month DKK CIBOR + 0.20%	Monthly	DKK	2,500	May 2020	JPM	—	$19,086	$19,086
Receive	Global Blood Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	7,212	May 2020	JPM	—	(1,469)	(1,469)
Receive	GlycoMimetics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	12,420	May 2020	JPM	—	(34,285)	(34,285)
Receive	Hamilton Lane, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	845	May 2020	JPM	—	(735)	(735)
Receive	HCA Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	16,728	May 2020	JPM	—	(86,391)	(86,391)
Receive	Heron Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,550	May 2020	JPM	—	(5,113)	(5,113)
Receive	Hutchison China MediTech, Ltd., ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	647	May 2020	JPM	—	(1,099)	(1,099)
Receive	Illumina, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,540	May 2020	JPM	—	(200,279)	(200,279)
Receive	Incyte Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	18,378	May 2020	JPM	—	(8,250)	(8,250)
Receive	Incyte Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,017	May 2020	JPM	—	(1,525)	(1,525)
Receive	Independent Bank Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,623	May 2020	JPM	—	568	568
Receive	Independent Bank Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,204	May 2020	JPM	—	101	101
Receive	Intermediate Capital Group PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	7,456	May 2020	JPM	—	1,304	1,304
Receive	Intermediate Capital Group PLC	1-Month GBP LIBOR + 0.20%	Monthly	GBP	40,641	May 2020	JPM	—	7,023	7,023
Receive	iRhythm Technologies, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	11,800	May 2020	JPM	—	56,758	56,758
Receive	Jounce Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,835	May 2020	JPM	—	1,238	1,238
Receive	KLA Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,161	May 2020	JPM	—	75,808	75,808
Receive	Lattice Semiconductor Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	8,194	May 2020	JPM	—	34,778	34,778
Receive	Lattice Semiconductor Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	9,402	May 2020	JPM	—	39,905	39,905
Receive	Lumentum Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	430	May 2020	JPM	—	1,457	1,457
Receive	Lumentum Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,986	May 2020	JPM	—	20,288	20,288
Receive	Lumentum Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,873	May 2020	JPM	—	9,737	9,737
Receive	Lumentum Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,787	May 2020	JPM	—	16,224	16,224
Receive	Lumentum Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,873	May 2020	JPM	—	9,737	9,737
Receive	Lumentum Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,477	May 2020	JPM	—	5,006	5,006
Receive	Lumentum Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,021	May 2020	JPM	—	10,239	10,239
Receive	Lumentum Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,988	May 2020	JPM	—	6,738	6,738
Receive	Lumentum Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,986	May 2020	JPM	—	6,731	6,731
Receive	Lumentum Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,974	May 2020	JPM	—	13,469	13,469
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	31,077	May 2020	JPM	—	59,617	59,617
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	28,822	May 2020	JPM	—	55,296	55,296
Receive	MediaTek, Inc.	1-Month USD LIBOR + 0.55%	Monthly	USD	114,000	May 2020	JPM	—	(23,395)	(23,395)
Receive	Medtronic PLC	1-Month USD LIBOR + 0.20%	Monthly	USD	8,786	May 2020	JPM	—	32,752	32,752
Receive	Merit Medical Systems, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	8,280	May 2020	JPM	—	(160,137)	(160,137)
Receive	Millicom International Cellular SA	1-Month SEK STIBOR + 0.20%	Monthly	SEK	10,769	May 2020	JPM	—	(45,367)	(45,367)
Receive	Molina Healthcare, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,014	May 2020	JPM	—	(11,190)	(11,190)
Receive	Momenta Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,150	May 2020	JPM	—	(2,001)	(2,001)
Receive	Mylan NV	1-Month USD LIBOR + 0.20%	Monthly	USD	313	May 2020	JPM	—	431	431
Receive	MyoKardia, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	31,569	May 2020	JPM	—	164,435	164,435
Receive	MyoKardia, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,900	May 2020	JPM	—	25,363	25,363
Receive	Netflix, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,359	May 2020	JPM	—	(79,079)	(79,079)
Receive	Netflix, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,019	May 2020	JPM	—	(58,654)	(58,654)
Receive	Nexon Company, Ltd.	1-Month JPY LIBOR + 0.20%	Monthly	JPY	48,800	May 2020	JPM	—	60,108	60,108
Receive	Penumbra, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,550	May 2020	JPM	—	17,466	17,466
Receive	Ping An Insurance Group Company of China, Class H	1-Month HKD HIBOR + 0.30%	Monthly	HKD	21,133	May 2020	JPM	—	(9,289)	(9,289)
Receive	Ping An Insurance Group Company of China, Class H	1-Month HKD HIBOR + 0.30%	Monthly	HKD	86,470	May 2020	JPM	—	(38,007)	(38,007)
Receive	Ping An Insurance Group Company of China, Class H	1-Month HKD HIBOR + 0.30%	Monthly	HKD	32,397	May 2020	JPM	—	(13,657)	(13,657)
Receive	Pure Storage, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	2,534	May 2020	JPM	—	(573)	(573)
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,749	May 2020	JPM	—	(5,600)	(5,600)

26 JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total return swaps (continued)

Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Redwood Trust, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	8,688	May 2020	JPM	—	$3,578	$3,578
Receive	Revance Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,239	May 2020	JPM	—	(474)	(474)
Receive	Roche Holdings AG	1-Month CHF LIBOR + 0.20%	Monthly	CHF	965	May 2020	JPM	—	(12,177)	(12,177)
Receive	SEA, Ltd., ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	59,815	May 2020	JPM	—	(40,133)	(40,133)
Receive	Seattle Genetics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	10,500	May 2020	JPM	—	68,692	68,692
Receive	Splunk, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,150	May 2020	JPM	—	5,483	5,483
Receive	Splunk, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	7,513	May 2020	JPM	—	37,490	37,490
Receive	Splunk, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	10,343	May 2020	JPM	—	51,612	51,612
Receive	Sterling Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	285	May 2020	JPM	—	112	112
Receive	Sterling Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	30,784	May 2020	JPM	—	11,803	11,803
Receive	StoneCo, Ltd., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	9,502	May 2020	JPM	—	53,305	53,305
Receive	StoneCo, Ltd., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	14,527	May 2020	JPM	—	81,495	81,495
Receive	TD Ameritrade Holding Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	884	May 2020	JPM	—	(176)	(176)
Receive	Teva Pharmaceutical Industries, Ltd., ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	2,672	May 2020	JPM	—	(4,158)	(4,158)
Receive	The Brink’s Company	1-Month USD LIBOR + 0.20%	Monthly	USD	10,915	May 2020	JPM	—	59,069	59,069
Receive	TriNet Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,166	May 2020	JPM	—	9,341	9,341
Receive	UnitedHealth Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	7,767	May 2020	JPM	—	13,689	13,689
Receive	UnitedHealth Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,610	May 2020	JPM	—	4,155	4,155
Receive	UroGen Pharma, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,330	May 2020	JPM	—	(3,296)	(3,296)
Receive	Vertex Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	19,005	May 2020	JPM	—	(226,272)	(226,272)
Receive	Vertex Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,200	May 2020	JPM	—	(14,429)	(14,429)
Receive	Vertex Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,755	May 2020	JPM	—	(55,729)	(55,729)
Receive	ViewRay, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	22,607	May 2020	JPM	—	5,878	5,878
Receive	ViewRay, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	36,310	May 2020	JPM	—	9,441	9,441
Receive	ViewRay, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	13,564	May 2020	JPM	—	3,527	3,527
Receive	ViewRay, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	37,991	May 2020	JPM	—	9,878	9,878
Receive	Wave Life Sciences Pte, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	13,314	May 2020	JPM	—	(70,431)	(70,431)
Receive	Western Alliance Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	1,710	May 2020	JPM	—	7,301	7,301
Receive	Western Digital Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	453	May 2020	JPM	—	2,395	2,395
Receive	Western Digital Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,815	May 2020	JPM	—	14,883	14,883
Receive	Western Digital Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,379	May 2020	JPM	—	17,865	17,865
Receive	Western Digital Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	7,882	May 2020	JPM	—	41,674	41,674
Receive	Western Digital Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	6,054	May 2020	JPM	—	32,009	32,009
Receive	Wex, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,509	May 2020	JPM	—	18,745	18,745
Receive	Wintrust Financial Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,378	May 2020	JPM	—	(4,174)	(4,174)
Receive	Workday, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	1,638	May 2020	JPM	—	(26,861)	(26,861)
Receive	Yandex NV, Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	9,298	May 2020	JPM	—	(436)	(436)
Receive	Zealand Pharma A/S, ADR	1-Month USD LIBOR + 0.20%	Monthly	USD	582	May 2020	JPM	—	182	182
Receive	Zendesk, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,557	May 2020	JPM	—	(47,440)	(47,440)
Receive	Zscaler, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	12,177	May 2020	JPM	—	13,008	13,008
Receive	China Tower Corp., Ltd.	1-Month HKD HIBOR + 0.40%	Monthly	HKD	3,694,000	May 2020	MSI	—	(42,470)	(42,470)
Receive	CIMB Group Holdings BHD	1-Month USD LIBOR	Monthly	USD	58,450	May 2020	MSI	—	—	—
Receive	Citizens Financial Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	12,197	May 2020	MSI	—	26,589	26,589
Receive	Coherent, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,566	May 2020	MSI	—	14,934	14,934
Receive	DocuSign, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	7,731	May 2020	MSI	—	(8,812)	(8,812)
Receive	Dover Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,663	May 2020	MSI	—	(5,504)	(5,504)
Receive	Dover Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	12,085	May 2020	MSI	—	(16,625)	(16,625)
Receive	Equity Group Holdings, Ltd.	1-Month USD LIBOR + 1.50%	Monthly	USD	338,600	May 2020	MSI	—	(283)	(283)
Receive	Equity Group Holdings, Ltd.	1-Month USD LIBOR + 1.50%	Monthly	USD	507,500	May 2020	MSI	—	(424)	(424)
Receive	Fidelity National Information Services, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,125	May 2020	MSI	—	3,251	3,251

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND 27

Total return swaps (continued)

Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Fidelity National Information Services, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	2,593	May 2020	MSI	—	$7,494	$7,494
Receive	Hancock Whitney Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,065	May 2020	MSI	—	9,502	9,502
Receive	Lumentum Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,021	May 2020	MSI	—	11,902	11,902
Receive	Lumentum Holdings, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,689	May 2020	MSI	—	4,999	4,999
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,303	May 2020	MSI	—	1,076	1,076
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	7,325	May 2020	MSI	—	1,831	1,831
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	19,409	May 2020	MSI	—	(11,372)	(11,372)
Receive	Netflix, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,317	May 2020	MSI	—	(144,654)	(144,654)
Receive	ORBCOMM, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	12,236	May 2020	MSI	—	(26,430)	(26,430)
Receive	ORBCOMM, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	9,521	May 2020	MSI	—	(20,565)	(20,565)
Receive	ORBCOMM, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,539	May 2020	MSI	—	(11,964)	(11,964)
Receive	Safran SA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	3,796	May 2020	MSI	—	4,622	4,622
Receive	Samsung Electronics Company, Ltd.	1-Month USD LIBOR + 0.55%	Monthly	USD	13,805	May 2020	MSI	—	(14,605)	(14,605)
Receive	Samsung Electronics Company, Ltd.	1-Month USD LIBOR + 0.55%	Monthly	USD	15,362	May 2020	MSI	—	(16,252)	(16,252)
Receive	ServiceNow, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,226	May 2020	MSI	—	(29,068)	(29,068)
Receive	Shinsei Bank, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	7,500	May 2020	MSI	—	(1,724)	(1,724)
Receive	Shinsei Bank, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	5,900	May 2020	MSI	—	(1,356)	(1,356)
Receive	Shinsei Bank, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	1,061	May 2020	MSI	—	(244)	(244)
Receive	Shinsei Bank, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	4,500	May 2020	MSI	—	(1,034)	(1,034)
Receive	Shinsei Bank, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	12,900	May 2020	MSI	—	(2,964)	(2,964)
Receive	Shinsei Bank, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	13,222	May 2020	MSI	—	(3,038)	(3,038)
Receive	Shinsei Bank, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	10,817	May 2020	MSI	—	(2,486)	(2,486)
Receive	The Chiba Bank, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	166,100	May 2020	MSI	—	(10,688)	(10,688)
Receive	T-Mobile U.S., Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	15,177	May 2020	MSI	—	(35,086)	(35,086)
Receive	Tower Semiconductor, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,809	May 2020	MSI	—	10,056	10,056
Receive	Tower Semiconductor, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	6,527	May 2020	MSI	—	17,231	17,231
Receive	Tower Semiconductor, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	762	May 2020	MSI	—	2,012	2,012
Receive	Tower Semiconductor, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,143	May 2020	MSI	—	3,644	3,644
Receive	Tower Semiconductor, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,904	May 2020	MSI	—	5,214	5,214
Receive	Tower Semiconductor, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,524	May 2020	MSI	—	147	147
Receive	Tricida, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	20,608	May 2020	MSI	—	(30,706)	(30,706)
Receive	Tricida, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	12,879	May 2020	MSI	—	(19,190)	(19,190)
Receive	Visa, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	24,960	May 2020	MSI	—	(130,316)	(130,316)
Receive	Western Digital Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	7,741	May 2020	MSI	—	(5,806)	(5,806)
Receive	Workday, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	1,761	May 2020	MSI	—	(31,733)	(31,733)
Receive	Worldline SA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	10,784	May 2020	MSI	—	6,566	6,566
Receive	Worldline SA	1-Month EUR EURIBOR + 0.30%	Monthly	EUR	25,043	May 2020	MSI	—	15,247	15,247
Receive	Zebra Technologies Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,674	May 2020	MSI	—	22,666	22,666
Receive	Zions Bancorp NA	1-Month USD LIBOR + 0.20%	Monthly	USD	11,216	May 2020	MSI	—	18,832	18,832
Receive	Abbott Laboratories	1-Month USD LIBOR + 0.50%	Monthly	USD	29,796	May 2020	MSI	—	95,936	95,936
Receive	Aedas Homes SAU	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	4,086	May 2020	MSI	—	(15)	(15)
Receive	AerCap Holdings NV	1-Month USD LIBOR + 0.50%	Monthly	USD	55,586	May 2020	MSI	—	218,878	218,878
Receive	Aerie Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	38,053	May 2020	MSI	—	(137,035)	(137,035)
Receive	Agilent Technologies, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	1,889	May 2020	MSI	—	(2,302)	(2,302)
Receive	Aimmune Therapeutics, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	735	May 2020	MSI	—	177	177
Receive	Aimmune Therapeutics, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	337	May 2020	MSI	—	80	80
Receive	Aimmune Therapeutics, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	1,292	May 2020	MSI	—	308	308
Receive	Alcon, Inc.	1-Month CHF LIBOR + 0.50%	Monthly	CHF	4,234	May 2020	MSI	—	(8,514)	(8,514)
Receive	Alder Biopharmaceuticals, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,423	May 2020	MSI	—	(4,352)	(4,352)
Receive	Alder Biopharmaceuticals, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,569	May 2020	MSI	—	(1,997)	(1,997)

28 JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total return swaps (continued)

Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Alder Biopharmaceuticals, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	5,931	May 2020	MSI	—	$(7,473)	$(7,473)
Receive	Alibaba Group Holding, Ltd., ADR	1-Month USD LIBOR + 0.75%	Monthly	USD	1,362	May 2020	MSI	—	(795)	(795)
Receive	Allscripts Healthcare Solutions, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	36,649	May 2020	MSI	—	(42,248)	(42,248)
Receive	Alnylam Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	3,342	May 2020	MSI	—	16,042	16,042
Receive	Alnylam Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	4,320	May 2020	MSI	—	20,385	20,385
Receive	American Express Company	1-Month USD LIBOR + 0.50%	Monthly	USD	686	May 2020	MSI	—	(2,980)	(2,980)
Receive	American International Group, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	35,024	May 2020	MSI	—	(10,407)	(10,407)
Receive	American Tower Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	4,842	May 2020	MSI	—	3,600	3,600
Receive	Anthem, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	111	May 2020	MSI	—	(1,359)	(1,359)
Receive	Arena Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	548	May 2020	MSI	—	300	300
Receive	Arena Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	251	May 2020	MSI	—	136	136
Receive	Arena Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	969	May 2020	MSI	—	524	524
Receive	Assured Guaranty, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	54,849	May 2020	MSI	—	188	188
Receive	AstraZeneca PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	6,300	May 2020	MSI	—	55,734	55,734
Receive	AstraZeneca PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	1,367	May 2020	MSI	—	12,083	12,083
Receive	AstraZeneca PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	19,846	May 2020	MSI	—	175,426	175,426
Receive	Atento SA	1-Month USD LIBOR + 0.50%	Monthly	USD	3,693	May 2020	MSI	—	(375)	(375)
Receive	Atento SA	1-Month USD LIBOR + 0.50%	Monthly	USD	4,022	May 2020	MSI	—	(410)	(410)
Receive	Atento SA	1-Month USD LIBOR + 0.50%	Monthly	USD	20,172	May 2020	MSI	—	(2,055)	(2,055)
Receive	Atento SA	1-Month USD LIBOR + 0.50%	Monthly	USD	3,952	May 2020	MSI	—	(403)	(403)
Receive	Atento SA	1-Month USD LIBOR + 0.50%	Monthly	USD	5,147	May 2020	MSI	—	(526)	(526)
Receive	Atento SA	1-Month USD LIBOR + 0.50%	Monthly	USD	1,453	May 2020	MSI	—	(148)	(148)
Receive	Atento SA	1-Month USD LIBOR + 0.50%	Monthly	USD	2,204	May 2020	MSI	—	(225)	(225)
Receive	Atento SA	1-Month USD LIBOR + 0.50%	Monthly	USD	1,579	May 2020	MSI	—	(161)	(161)
Receive	Atento SA	1-Month USD LIBOR + 0.50%	Monthly	USD	185	May 2020	MSI	—	(19)	(19)
Receive	Atento SA	1-Month USD LIBOR + 0.50%	Monthly	USD	4,208	May 2020	MSI	—	(430)	(430)
Receive	Atento SA	1-Month USD LIBOR + 0.50%	Monthly	USD	8,400	May 2020	MSI	—	(858)	(858)
Receive	Atento SA	1-Month USD LIBOR + 0.50%	Monthly	USD	3,841	May 2020	MSI	—	(393)	(393)
Receive	Atento SA	1-Month USD LIBOR + 0.50%	Monthly	USD	688	May 2020	MSI	—	(70)	(70)
Receive	Atento SA	1-Month USD LIBOR + 0.50%	Monthly	USD	417	May 2020	MSI	—	(43)	(43)
Receive	Audentes Therapeutics, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,101	May 2020	MSI	—	8,710	8,710
Receive	Audentes Therapeutics, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	46,679	May 2020	MSI	—	131,109	131,109
Receive	Banc of California, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	76,383	May 2020	MSI	—	148,071	148,071
Receive	Bank of America Corp.	1-Month USD LIBOR + 0.25%	Monthly	USD	26,184	May 2020	MSI	—	37,374	37,374
Receive	BAWAG Group AG	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	20,423	May 2020	MSI	—	(27,263)	(27,263)
Receive	BAWAG Group AG	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	4,740	May 2020	MSI	—	(6,327)	(6,327)
Receive	Bio-Techne Corp.	1-Month USD LIBOR + 0.25%	Monthly	USD	5,095	May 2020	MSI	—	(2,089)	(2,089)
Receive	Blackbaud, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	2,806	May 2020	MSI	—	18,483	18,483
Receive	Blucora, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,446	May 2020	MSI	—	3,222	3,222
Receive	Blucora, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	16,000	May 2020	MSI	—	14,962	14,962
Receive	Blucora, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	5,000	May 2020	MSI	—	4,676	4,676
Receive	Blucora, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	2,401	May 2020	MSI	—	2,227	2,227
Receive	Blucora, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	3,604	May 2020	MSI	—	3,343	3,343
Receive	Blucora, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	6,000	May 2020	MSI	—	5,566	5,566
Receive	Bluebird Bio, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	500	May 2020	MSI	—	(2,336)	(2,336)
Receive	Bluebird Bio, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	1,926	May 2020	MSI	—	(8,706)	(8,706)
Receive	Blueprint Medicines Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	31,386	May 2020	MSI	—	130,240	130,240
Receive	Blueprint Medicines Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	7,000	May 2020	MSI	—	28,860	28,860
Receive	Bristol-Myers Squibb Company	1-Month USD LIBOR + 0.50%	Monthly	USD	3,699	May 2020	MSI	—	651	651
Receive	Bristol-Myers Squibb Company	1-Month USD LIBOR + 0.50%	Monthly	USD	4,500	May 2020	MSI	—	768	768
Receive	Bristol-Myers Squibb Company	1-Month USD LIBOR + 0.50%	Monthly	USD	1,796	May 2020	MSI	—	306	306

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND 29

Total return swaps (continued)

Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Bristol-Myers Squibb Company	1-Month USD LIBOR + 0.25%	Monthly	USD	6,694	May 2020	MSI	—	$1,473	$1,473
Receive	Coherus Biosciences, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	4,102	May 2020	MSI	—	(8,445)	(8,445)
Receive	Coherus Biosciences, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,880	May 2020	MSI	—	(3,875)	(3,875)
Receive	Coherus Biosciences, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	7,016	May 2020	MSI	—	(14,461)	(14,461)
Receive	CoStar Group, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	74	May 2020	MSI	—	2,217	2,217
Receive	CoStar Group, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	223	May 2020	MSI	—	6,633	6,633
Receive	CoStar Group, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	848	May 2020	MSI	—	25,225	25,225
Receive	Crown Castle International Corp.	1-Month USD LIBOR + 0.25%	Monthly	USD	3,331	May 2020	MSI	—	(263)	(263)
Receive	Delivery Hero SE	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	4,651	May 2020	MSI	—	10,781	10,781
Receive	Delivery Hero SE	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	6,758	May 2020	MSI	—	15,710	15,710
Receive	Dermira, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,222	May 2020	MSI	—	644	644
Receive	Dermira, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,552	May 2020	MSI	—	297	297
Receive	Dermira, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	2,614	May 2020	MSI	—	498	498
Receive	Edwards Lifesciences Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	945	May 2020	MSI	—	20,601	20,601
Receive	Edwards Lifesciences Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	2,700	May 2020	MSI	—	59,292	59,292
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	2,688	May 2020	MSI	—	(2,273)	(2,273)
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	815	May 2020	MSI	—	(689)	(689)
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	207	May 2020	MSI	—	(175)	(175)
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	703	May 2020	MSI	—	(595)	(595)
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	521	May 2020	MSI	—	(441)	(441)
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	309	May 2020	MSI	—	(261)	(261)
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	417	May 2020	MSI	—	(353)	(353)
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	487	May 2020	MSI	—	(412)	(412)
Receive	Eisai Company, Ltd.	1-Month JPY LIBOR + 0.35%	Monthly	JPY	417	May 2020	MSI	—	(354)	(354)
Receive	EPAM Systems, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	11,962	May 2020	MSI	—	(28,467)	(28,467)
Receive	Equifax, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	2,936	May 2020	MSI	—	5,070	5,070
Receive	Equity Group Holdings, Ltd.	1-Month USD LIBOR + 1.50%	Monthly	USD	1,451,603	May 2020	MSI	—	(1,214)	(1,214)
Receive	Exact Sciences Corp.	1-Month USD LIBOR + 0.25%	Monthly	USD	3,746	May 2020	MSI	—	(4,532)	(4,532)
Receive	ExlService Holdings, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	4,393	May 2020	MSI	—	13,604	13,604
Receive	Expedia Group, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	13,684	May 2020	MSI	—	(28,895)	(28,895)
Receive	First Solar, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	11,949	May 2020	MSI	—	(18,924)	(18,924)
Receive	First Solar, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	11,219	May 2020	MSI	—	(17,768)	(17,768)
Receive	FleetCor Technologies, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	21,069	May 2020	MSI	—	(180,672)	(180,672)
Receive	FleetCor Technologies, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,216	May 2020	MSI	—	(10,563)	(10,563)
Receive	FleetCor Technologies, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	2,964	May 2020	MSI	—	(25,748)	(25,748)
Receive	FleetCor Technologies, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	678	May 2020	MSI	—	(5,668)	(5,668)
Receive	FleetCor Technologies, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	10,629	May 2020	MSI	—	(92,333)	(92,333)
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	26,560	May 2020	MSI	—	36,960	36,960
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	2,896	May 2020	MSI	—	4,030	4,030
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,651	May 2020	MSI	—	5,072	5,072
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,194	May 2020	MSI	—	4,437	4,437
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	512	May 2020	MSI	—	711	711
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	6,792	May 2020	MSI	—	9,435	9,435
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,651	May 2020	MSI	—	5,072	5,072
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,825	May 2020	MSI	—	2,535	2,535
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	5,477	May 2020	MSI	—	7,608	7,608
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	10,955	May 2020	MSI	—	15,218	15,218
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	6,954	May 2020	MSI	—	9,660	9,660
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	17,047	May 2020	MSI	—	23,680	23,680
Receive	Flextronics International, Ltd.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,816	May 2020	MSI	—	5,301	5,301
Receive	FormFactor, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	9,314	May 2020	MSI	—	12,244	12,244

30 JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total return swaps (continued)

Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Forty Seven, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	11,300	May 2020	MSI	—	$(13,786)	$(13,786)
Receive	G1 Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	6,709	May 2020	MSI	—	(15,632)	(15,632)
Receive	G1 Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	12,633	May 2020	MSI	—	(29,435)	(29,435)
Receive	G1 Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,248	May 2020	MSI	—	(12,228)	(12,228)
Receive	G1 Therapeutics, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,603	May 2020	MSI	—	(3,735)	(3,735)
Receive	Genus PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	464	May 2020	MSI	—	106	106
Receive	Genus PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	22,912	May 2020	MSI	—	5,573	5,573
Receive	Global Payments, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	4,831	May 2020	MSI	—	8,670	8,670
Receive	Guidewire Software, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,019	May 2020	MSI	—	1,395	1,395
Receive	Guidewire Software, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	4,844	May 2020	MSI	—	2,235	2,235
Receive	Guidewire Software, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	4,844	May 2020	MSI	—	2,237	2,237
Receive	Guidewire Software, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	2,954	May 2020	MSI	—	1,331	1,331
Receive	Guidewire Software, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	2,594	May 2020	MSI	—	1,132	1,132
Receive	Guidewire Software, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	168	May 2020	MSI	—	73	73
Receive	Guidewire Software, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	3,716	May 2020	MSI	—	1,622	1,622
Receive	Hamilton Lane, Inc., Class A	1-Month USD LIBOR + 0.50%	Monthly	USD	7,818	May 2020	MSI	—	1,415	1,415
Receive	Hamilton Lane, Inc., Class A	1-Month USD LIBOR + 0.50%	Monthly	USD	4,250	May 2020	MSI	—	797	797
Receive	Hancock Whitney Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	9,200	May 2020	MSI	—	28,520	28,520
Receive	Hancock Whitney Corp.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,984	May 2020	MSI	—	12,350	12,350
Receive	Harris Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,803	May 2020	MSI	—	28,552	28,552
Receive	Harris Corp.	1-Month USD LIBOR + 0.25%	Monthly	USD	2,147	May 2020	MSI	—	34,000	34,000
Receive	Harris Corp.	1-Month USD LIBOR + 0.25%	Monthly	USD	5,640	May 2020	MSI	—	89,315	89,315
Receive	HCA Holdings, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	9,930	May 2020	MSI	—	(73,581)	(73,581)
Receive	Hikma Pharmaceuticals PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	515	May 2020	MSI	—	239	239
Receive	Huron Consulting Group, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	4,882	May 2020	MSI	—	34,220	34,220
Receive	Hutchison China MediTech, Ltd., ADR	1-Month USD LIBOR + 0.50%	Monthly	USD	554	May 2020	MSI	—	(583)	(583)
Receive	Hutchison China MediTech, Ltd., ADR	1-Month USD LIBOR + 0.75%	Monthly	USD	253	May 2020	MSI	—	(267)	(267)
Receive	Hutchison China MediTech, Ltd., ADR	1-Month USD LIBOR + 0.25%	Monthly	USD	970	May 2020	MSI	—	(1,023)	(1,023)
Receive	Insulet Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	19,151	May 2020	MSI	—	40,961	40,961
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	7,644	May 2020	MSI	—	24,785	24,785
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	1,884	May 2020	MSI	—	6,109	6,109
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	4,357	May 2020	MSI	—	14,127	14,127
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	2,500	May 2020	MSI	—	8,106	8,106
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	2,268	May 2020	MSI	—	7,354	7,354
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	1,232	May 2020	MSI	—	3,995	3,995
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	2,000	May 2020	MSI	—	6,485	6,485
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	3,000	May 2020	MSI	—	9,727	9,727
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	4,000	May 2020	MSI	—	12,970	12,970
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	1,000	May 2020	MSI	—	3,242	3,242
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	2,000	May 2020	MSI	—	6,485	6,485
Receive	Koninklijke Philips NV	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	7,000	May 2020	MSI	—	22,697	22,697
Receive	Lennar Corp.	1-Month USD LIBOR + 0.25%	Monthly	USD	18,051	May 2020	MSI	—	3,920	3,920
Receive	Lennar Corp.	1-Month USD LIBOR + 0.25%	Monthly	USD	11,986	May 2020	MSI	—	2,603	2,603
Receive	LHC Group, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	526	May 2020	MSI	—	1,858	1,858
Receive	Marriott Vacations Worldwide Corp.	1-Month USD LIBOR + 0.25%	Monthly	USD	1,534	May 2020	MSI	—	6,704	6,704
Receive	Marriott Vacations Worldwide Corp.	1-Month USD LIBOR + 0.25%	Monthly	USD	7,162	May 2020	MSI	—	30,515	30,515
Receive	Marriott Vacations Worldwide Corp.	1-Month USD LIBOR + 0.25%	Monthly	USD	215	May 2020	MSI	—	916	916
Receive	Marriott Vacations Worldwide Corp.	1-Month USD LIBOR + 0.25%	Monthly	USD	3,376	May 2020	MSI	—	14,753	14,753
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.25%	Monthly	USD	43,484	May 2020	MSI	—	9,607	9,607
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,601	May 2020	MSI	—	796	796
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	3,011	May 2020	MSI	—	665	665

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND 31

Total return swaps (continued)

Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	17,942	May 2020	MSI	—	$4,486	$4,486
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	8,431	May 2020	MSI	—	2,108	2,108
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	25,292	May 2020	MSI	—	6,323	6,323
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	12,647	May 2020	MSI	—	3,162	3,162
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	9,781	May 2020	MSI	—	2,445	2,445
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	10,537	May 2020	MSI	—	2,634	2,634
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	6,674	May 2020	MSI	—	1,669	1,669
Receive	Marvell Technology Group, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	15,068	May 2020	MSI	—	3,767	3,767
Receive	Mastercard, Inc., Class A	1-Month USD LIBOR + 0.50%	Monthly	USD	9,350	May 2020	MSI	—	(68,307)	(68,307)
Receive	Mastercard, Inc., Class A	1-Month USD LIBOR + 0.25%	Monthly	USD	1,900	May 2020	MSI	—	(14,083)	(14,083)
Receive	MGIC Investment Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	146,294	May 2020	MSI	—	(83,569)	(83,569)
Receive	MGIC Investment Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	13,000	May 2020	MSI	—	(7,475)	(7,475)
Receive	MGIC Investment Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	14,617	May 2020	MSI	—	(8,405)	(8,405)
Receive	Millicom International Cellular SA	1-Month SEK STIBOR + 0.30%	Monthly	SEK	4,718	May 2020	MSI	—	(22,073)	(22,073)
Receive	Millicom International Cellular SA	1-Month SEK STIBOR + 0.30%	Monthly	SEK	4,412	May 2020	MSI	—	(20,641)	(20,641)
Receive	Molina Healthcare, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	314	May 2020	MSI	—	(2,940)	(2,940)
Receive	Molina Healthcare, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	4,633	May 2020	MSI	—	(42,809)	(42,809)
Receive	Momenta Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,837	May 2020	MSI	—	1,175	1,175
Receive	Momenta Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	842	May 2020	MSI	—	537	537
Receive	Momenta Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	3,131	May 2020	MSI	—	2,035	2,035
Receive	Mylan NV	1-Month USD LIBOR + 0.25%	Monthly	USD	3,891	May 2020	MSI	—	7,427	7,427
Receive	Netflix, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	1,384	May 2020	MSI	—	(60,923)	(60,923)
Receive	NMC Health PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	282	May 2020	MSI	—	679	679
Receive	NMC Health PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	19,999	May 2020	MSI	—	48,398	48,398
Receive	NMC Health PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	5,563	May 2020	MSI	—	13,463	13,463
Receive	NMC Health PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	5,682	May 2020	MSI	—	13,751	13,751
Receive	Novartis AG	1-Month CHF LIBOR + 0.50%	Monthly	CHF	265	May 2020	MSI	—	983	983
Receive	Novartis AG	1-Month CHF LIBOR + 0.50%	Monthly	CHF	20,905	May 2020	MSI	—	77,562	77,562
Receive	NuVasive, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	13,642	May 2020	MSI	—	124,415	124,415
Receive	Oasis Midstream Partners	1-Month USD LIBOR + 1.00%	Monthly	USD	944	May 2020	MSI	—	76	76
Receive	Oasis Midstream Partners	1-Month USD LIBOR + 1.00%	Monthly	USD	3,800	May 2020	MSI	—	184	184
Receive	Oasis Midstream Partners	1-Month USD LIBOR + 1.00%	Monthly	USD	2,930	May 2020	MSI	—	147	147
Receive	Oasis Midstream Partners	1-Month USD LIBOR + 1.00%	Monthly	USD	61,461	May 2020	MSI	—	3,075	3,075
Receive	Old Mutual, Ltd.	1-Month ZAR JIBAR + 0.80%	Monthly	ZAR	928,406	May 2020	MSI	—	(162,032)	(162,032)
Receive	OneMain Holdings, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	39,618	May 2020	MSI	—	297,197	297,197
Receive	PayPal Holdings, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,812	May 2020	MSI	—	(40,541)	(40,541)
Receive	Penumbra, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	1,771	May 2020	MSI	—	(9,427)	(9,427)
Receive	Pinnacle Financial Partners	1-Month USD LIBOR + 0.20%	Monthly	USD	7,429	May 2020	MSI	—	34,322	34,322
Receive	Planet Fitness, Inc., Class A	1-Month USD LIBOR + 0.50%	Monthly	USD	33,963	May 2020	MSI	—	47,729	47,729
Receive	Portola Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,351	May 2020	MSI	—	1,913	1,913
Receive	Portola Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	408	May 2020	MSI	—	233	233
Receive	Portola Pharmaceuticals, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	197	May 2020	MSI	—	112	112
Receive	Prothena Corp. PLC	1-Month USD LIBOR + 0.50%	Monthly	USD	36,296	May 2020	MSI	—	(11,909)	(11,909)
Receive	Prothena Corp. PLC	1-Month USD LIBOR + 0.50%	Monthly	USD	3,601	May 2020	MSI	—	(1,187)	(1,187)
Receive	Prothena Corp. PLC	1-Month USD LIBOR + 0.50%	Monthly	USD	627	May 2020	MSI	—	(207)	(207)
Receive	Prothena Corp. PLC	1-Month USD LIBOR + 0.25%	Monthly	USD	2,385	May 2020	MSI	—	(763)	(763)
Receive	Prudential Financial, Inc.	1-Month GBP LIBOR + 0.50%	Monthly	GBP	38,672	May 2020	MSI	—	(21,099)	(21,099)
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	7,271	May 2020	MSI	—	(4,082)	(4,082)
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	8,348	May 2020	MSI	—	(4,508)	(4,508)
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	4,453	May 2020	MSI	—	(2,405)	(2,405)
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	2,784	May 2020	MSI	—	(1,503)	(1,503)

32 JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total return swaps (continued)

Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	6,227	May 2020	MSI	—	$(3,363)	$(3,363)
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,492	May 2020	MSI	—	(838)	(838)
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	683	May 2020	MSI	—	(386)	(386)
Receive	Radius Health, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	2,579	May 2020	MSI	—	(1,456)	(1,456)
Receive	Revance Therapeutics, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,909	May 2020	MSI	—	33	33
Receive	Revance Therapeutics, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	875	May 2020	MSI	—	14	14
Receive	Revance Therapeutics, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	3,240	May 2020	MSI	—	52	52
Receive	Salesforce.com, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	17,039	May 2020	MSI	—	(89,753)	(89,753)
Receive	Sanne Group PLC	1-Month GBP LIBOR + 0.30%	Monthly	GBP	23,975	May 2020	MSI	—	(49,857)	(49,857)
Receive	Seattle Genetics, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	42,449	May 2020	MSI	—	497,502	497,502
Receive	Seattle Genetics, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	5,226	May 2020	MSI	—	60,875	60,875
Receive	Seattle Genetics, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	5,224	May 2020	MSI	—	60,852	60,852
Receive	Smith & Nephew PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	54,528	May 2020	MSI	—	69,627	69,627
Receive	Smith & Nephew PLC	1-Month GBP LIBOR + 0.30%	Monthly	GBP	70,481	May 2020	MSI	—	89,998	89,998
Receive	SS&C Technologies, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	27,476	May 2020	MSI	—	(301,974)	(301,974)
Receive	SS&C Technologies, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	1,489	May 2020	MSI	—	(16,377)	(16,377)
Receive	Sterling Bancorp	1-Month USD LIBOR + 0.25%	Monthly	USD	42,353	May 2020	MSI	—	26,526	26,526
Receive	Sterling Bancorp	1-Month USD LIBOR + 0.25%	Monthly	USD	24,372	May 2020	MSI	—	15,264	15,264
Receive	SVB Financial Group	1-Month USD LIBOR + 0.20%	Monthly	USD	3,091	May 2020	MSI	—	40,770	40,770
Receive	Synovus Financial Corp.	1-Month USD LIBOR + 0.25%	Monthly	USD	7,913	May 2020	MSI	—	29,607	29,607
Receive	TD Ameritrade Holding Corp.	1-Month USD LIBOR + 0.50%	Monthly	USD	9,062	May 2020	MSI	—	4,691	4,691
Receive	TD Ameritrade Holding Corp.	1-Month USD LIBOR + 0.25%	Monthly	USD	8,783	May 2020	MSI	—	4,422	4,422
Receive	Tecan Group AG	1-Month CHF LIBOR + 0.50%	Monthly	CHF	184	May 2020	MSI	—	259	259
Receive	Teleflex, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	101	May 2020	MSI	—	445	445
Receive	Teva Pharmaceutical Industries, Ltd., ADR	1-Month USD LIBOR + 0.50%	Monthly	USD	2,280	May 2020	MSI	—	(1,456)	(1,456)
Receive	Teva Pharmaceutical Industries, Ltd., ADR	1-Month USD LIBOR + 0.50%	Monthly	USD	1,044	May 2020	MSI	—	(668)	(668)
Receive	Teva Pharmaceutical Industries, Ltd., ADR	1-Month USD LIBOR + 0.25%	Monthly	USD	3,887	May 2020	MSI	—	(2,486)	(2,486)
Receive	Teva Pharmaceutical Industries, Ltd., ADR	1-Month USD LIBOR + 0.25%	Monthly	USD	20,742	May 2020	MSI	—	(13,266)	(13,266)
Receive	The Bank of NT Butterfield & Son, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	7,844	May 2020	MSI	—	(15,296)	(15,296)
Receive	The Boeing Company	1-Month USD LIBOR + 0.20%	Monthly	USD	2,852	May 2020	MSI	—	(59,424)	(59,424)
Receive	Thermo Fisher Scientific, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	803	May 2020	MSI	—	(8,953)	(8,953)
Receive	Tower Semiconductor, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	12,353	May 2020	MSI	—	32,377	32,377
Receive	Tower Semiconductor, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	46,788	May 2020	MSI	—	122,630	122,630
Receive	Tower Semiconductor, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	17,044	May 2020	MSI	—	44,996	44,996
Receive	UCB SA	1-Month EUR EURIBOR + 0.50%	Monthly	EUR	265	May 2020	MSI	—	(76)	(76)
Receive	Ultra Electronics Holdings PLC	1-Month GBP LIBOR + 0.50%	Monthly	GBP	6,447	May 2020	MSI	—	17,248	17,248
Receive	Ultragenyx Pharmaceutical, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	30,429	May 2020	MSI	—	48,409	48,409
Receive	Under Armour, Inc., Class A	1-Month USD LIBOR + 0.25%	Monthly	USD	10,077	May 2020	MSI	—	(45,052)	(45,052)
Receive	Under Armour, Inc., Class A	1-Month USD LIBOR + 0.25%	Monthly	USD	11,264	May 2020	MSI	—	(50,358)	(50,358)
Receive	Under Armour, Inc., Class A	1-Month USD LIBOR + 0.25%	Monthly	USD	6,740	May 2020	MSI	—	(30,133)	(30,133)
Receive	VeriSign, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	14,150	May 2020	MSI	—	(143,190)	(143,190)
Receive	Wave Life Sciences Pte, Ltd.	1-Month USD LIBOR + 0.20%	Monthly	USD	5,733	May 2020	MSI	—	(32,047)	(32,047)
Receive	Western Alliance Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	11,130	May 2020	MSI	—	59,552	59,552
Receive	Western Alliance Bancorp	1-Month USD LIBOR + 0.20%	Monthly	USD	3,641	May 2020	MSI	—	19,483	19,483
Receive	Wex, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	383	May 2020	MSI	—	(97)	(97)
Receive	Wex, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	695	May 2020	MSI	—	(176)	(176)
Receive	Wex, Inc.	1-Month USD LIBOR + 0.25%	Monthly	USD	765	May 2020	MSI	—	(194)	(194)
Receive	Wex, Inc.	1-Month USD LIBOR + 0.20%	Monthly	USD	100	May 2020	MSI	—	(25)	(25)

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND 33

Total return swaps (continued)

Pay/ receive total return*	Reference entity	Floating rate	Payment frequency	Currency	Notional amount/ contract amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Workday, Inc., Class A	1-Month USD LIBOR + 0.20%	Monthly	USD	1,646	May 2020	MSI	—	$(30,061)	$(30,061)
Receive	Yandex NV, Class A	1-Month USD LIBOR + 0.50%	Monthly	USD	7,029	May 2020	MSI	—	(9,174)	(9,174)
Receive	Zealand Pharma A/S, ADR	1-Month USD LIBOR + 0.50%	Monthly	USD	502	May 2020	MSI	—	325	325
Receive	Zealand Pharma A/S, ADR	1-Month USD LIBOR + 0.25%	Monthly	USD	852	May 2020	MSI	—	550	550
Receive	Zimmer Biomet Holdings, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	838	May 2020	MSI	—	11,028	11,028
Receive	Zimmer Biomet Holdings, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	2,784	May 2020	MSI	—	36,548	36,548
Receive	Zimmer Biomet Holdings, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	3,909	May 2020	MSI	—	51,184	51,184
Receive	Zimmer Biomet Holdings, Inc.	1-Month USD LIBOR + 0.50%	Monthly	USD	6,956	May 2020	MSI	—	92,028	92,028
								$(750)	$3,927,259	$3,926,509

*

Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.

Derivatives Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar
ZAR	South African Rand

Derivatives Abbreviations

ADR	American Depositary Receipt
BBSW	Bank Bill Swap Rate
BNP	BNP Paribas
CDOR	Canadian Dollar Offered Rate
CIBOR	Copenhagen Interbank Offered Rate
EURIBOR	Euro Interbank Offered Rate
GSI	Goldman Sachs International
HIBOR	Hong Kong Interbank Offered Rate
JIBAR	Johannesburg Interbank Agreed Rate
JPM	JPMorgan Chase Bank, N.A.
LIBOR	London Interbank Offered Rate
MSI	Morgan Stanley & Co. International PLC
OTC	Over-the-counter
SCB	Standard Chartered Bank
SIBOR	Singapore Interbank Offered Rate
STIBOR	Stockholm Interbank Offered Rate

34 JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mid-price of the last quoted bid and ask prices from the primary exchange where the option trades. Swaps and unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of July 31, 2019, by major security category or type:

	Total value at 7-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$25,805,289	$13,158,120	$12,647,169	—
Consumer discretionary	45,287,908	34,160,465	11,127,443	—
Consumer staples	4,371,029	4,371,029	—	—
Energy	12,887,224	11,313,848	1,573,376	—
Financials	95,046,594	56,067,870	38,978,724	—
Health care	124,713,326	81,594,437	43,106,489	$12,400
Industrials	41,668,286	16,579,603	25,088,683	—
Information technology	61,910,847	58,988,798	2,922,049	—
Materials	11,498,215	5,192,490	6,305,725	—
Real estate	16,290,600	11,627,453	4,663,147	—
Utilities	10,102,717	3,091,118	7,011,599	—
Corporate bonds	4,338,523	—	4,338,523	—
Purchased options	3,155,033	1,586,437	1,568,596	—
Short-term investments	301,273,759	67,302,624	233,971,135	—
Total investments in securities	$758,349,350	$365,034,292	$393,302,658	$12,400
Derivatives:

35

	Total value at 7-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Assets
Forward foreign currency contracts	$638,106	—	$638,106	—
Swap contracts	12,911,380	—	12,911,380	—
Liabilities
Forward foreign currency contracts	(352,241)	—	(352,241)	—
Written options	(547,773)	$(54,385)	(493,388)	—
Swap contracts	(9,351,642)	—	(9,351,642)	—

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.

36

More information

How to contact us

Internet	www.jhinvestments.com

Mail	Regular mail:	Express mail:
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	2000 Crown Colony Drive
	Boston, MA 02205-5913	Suite 55913
Quincy, MA 02169-0953

Phone	Customer service representatives	800-225-5291
	EASI-Line	800-338-8080
	TDD line	800-231-5469

437Q3 07/19
This report is for the information of the shareholders of John Hancock Seaport Long/Short Fund.	9/19